UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6452

Fidelity Union Street Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Arizona Municipal Money Market Fund

November 30, 2015

SPZ-QTLY-0116
1.810673.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 65.6%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.36% 12/7/15, VRDN (a)(b)	$200,000	$200,000
Arizona - 63.2%
Arizona Board of Regents Arizona State Univ. Rev.:
Participating VRDN Series 33 85X, 0.02% 12/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,665,000	6,665,000
Series 2008 B, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	8,575,000	8,575,000
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	6,400,000	6,400,000
Series 2008 F, 0.02% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	3,565,000	3,565,000
Series 2008 G, 0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	35,255,000	35,255,000
(Catholic Healthcare West Proj.):
Series 2005 B, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	12,160,000	12,160,000
Series 2008 B, 0.01% 12/7/15, LOC PNC Bank NA, VRDN (a)	14,000,000	14,000,000
Series 2009 F, 0.01% 12/7/15, LOC Mizuho Corporate Bank Ltd., VRDN (a)	24,200,000	24,200,000
Series 2015 B, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	4,000,000	4,000,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.04% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	3,645,000	3,645,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.17% 12/7/15, LOC Bank of America NA, VRDN (a)(b)	730,000	730,000
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.01% 12/1/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	11,700,000	11,700,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.05% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	7,200,000	7,200,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	2,094,675	2,094,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	1,365,000	1,365,000
(San Angelin Apts. Proj.) Series 2004, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	1,300,000	1,300,000
(San Martin Apts. Proj.) Series A1, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
(San Remo Apts. Proj.) Series 2002, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	8,675,000	8,675,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.08% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	12,440,000	12,440,000
(Village Square Apts. Proj.) Series 2004, 0.04% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
(Clayton Homes, Inc. Proj.) Series 1998, 0.17% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.02% 12/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,900,000	5,900,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.24% 12/7/15, VRDN (a)	6,100,000	6,100,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	7,250,000	7,250,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000,000	4,000,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.01% 12/7/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	10,815,000	10,815,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.02% 12/7/15, LOC Freddie Mac, VRDN (a)	9,800,000	9,800,000
Phoenix Indl. Dev. Auth. Rev. (Independent Newspaper, Inc. Proj.) Series 2000, 0.2% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	595,000	595,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	5,420,000	5,420,000
Series A, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	3,145,000	3,145,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.03% 12/7/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	2,875,000	2,875,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.03% 12/7/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500,000	1,500,000
Series MS 3078, 0.01% 12/7/15 (Liquidity Facility Cr. Suisse AG) (a)(c)	1,500,000	1,500,000
Series ROC II R 11980 X, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	700,000	700,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.01% 12/7/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	10,920,000	10,920,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.02% 12/7/15, LOC Bank of America NA, VRDN (a)	11,950,000	11,950,000
		254,439,675
Arkansas - 0.1%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.12% 12/7/15, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	400,000	400,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.1% 12/1/15, VRDN (a)(b)	100,000	100,000
Series 1988, 0.1% 12/1/15, VRDN (a)(b)	300,000	300,000
Series 1994, 0.1% 12/1/15, VRDN (a)(b)	200,000	200,000
Series 1999 A, 0.08% 12/7/15, VRDN (a)	400,000	400,000
		1,000,000
Georgia - 0.4%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.17% 12/7/15, VRDN (a)	1,300,000	1,300,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.22% 12/1/15, VRDN (a)	200,000	200,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.27% 12/7/15, VRDN (a)	300,000	300,000
		1,800,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.35% 12/7/15, VRDN (a)	360,000	360,000
Missouri - 0.4%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2013 B, 0.01% 12/1/15, LOC Bank of America NA, VRDN (a)	1,465,000	1,465,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.36% 12/7/15, VRDN (a)(b)	200,000	200,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C3, 0.02% 12/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	500,000	500,000
New Jersey - 0.3%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.13% 12/7/15, VRDN (a)	900,000	900,000
Series 2012 A, 0.13% 12/7/15, VRDN (a)(b)	200,000	200,000
		1,100,000
Tennessee - 0.2%
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.01% 12/1/15, LOC Bank of America NA, VRDN (a)	730,000	730,000
Texas - 0.5%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.02% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	400,000	400,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.02% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	200,000	200,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.18% 12/1/15, VRDN (a)	850,000	850,000
Series 2004, 0.22% 12/7/15, VRDN (a)(b)	200,000	200,000
Series 2010 B, 0.18% 12/1/15, VRDN (a)	200,000	200,000
		1,850,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.19% 12/7/15, VRDN (a)(b)	250,000	250,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $264,294,675)		264,294,675

Other Municipal Debt - 22.4%
Arizona - 21.6%
Arizona State Lottery Rev. Bonds Series 2010 A:
3% 7/1/16	1,040,000	1,056,063
5% 7/1/16	3,955,000	4,060,419
Arizona Trans. Board Excise Tax Rev. Bonds 5% 7/1/16	5,050,000	5,189,952
Arizona Trans. Board Hwy. Rev. Bonds:
Series 2005 B, 5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	2,500,000	2,510,136
Series 2006, 5% 7/1/16 (Pre-Refunded to 7/1/16 @ 100)	1,000,000	1,027,805
Phoenix Civic Impt. Corp.:
Series 2014 A1, 0.03% 12/15/15, LOC Bank of America NA, CP	4,000,000	4,000,000
Series 2014 A2, 0.05% 12/15/15, LOC Barclays Bank PLC, CP	4,000,000	4,000,000
Series 2014 B1, 0.05% 1/4/16, LOC Bank of America NA, CP (b)	4,000,000	4,000,000
Pima County Gen. Oblig. Bonds Series 2013 B, 3% 7/1/16	1,000,000	1,015,739
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2014, 4% 6/1/16	1,695,000	1,726,048
Pima County Swr. Sys. Rev. Bonds Series 2011 A, 5% 7/1/16	2,870,000	2,949,514
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
(Arizona Salt River Proj.) Series 2009 B, 4% 1/1/16	3,060,000	3,069,705
Series 2005 A:
4.75% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	2,050,000	2,057,703
5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	8,600,000	8,635,029
Series 2006 A, 5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	1,620,000	1,626,473
Series C:
0.01% 12/4/15, CP	3,900,000	3,900,000
0.02% 12/3/15, CP	3,900,000	3,900,000
0.07% 2/1/16, CP	4,200,000	4,200,000
Surprise Pledged Rev. Bonds Series 2015, 3% 7/1/16	2,685,000	2,725,507
Tempe Excise Tax Rev. Bonds Series 2015, 2% 7/1/16	4,000,000	4,039,033
Tempe Gen. Oblig. Bonds Series 2015 A, 1% 7/1/16	1,285,000	1,290,607
Tucson Gen. Oblig. Bonds Series 2015, 2% 7/1/16	5,700,000	5,751,251
Tucson Street & Hwy. User Rev. Bonds Series 2015, 3% 7/1/16	3,700,000	3,756,632
Tucson Wtr. Rev. Bonds:
Series 2006, 4% 7/1/16	1,000,000	1,021,650
Series 2012 A, 4% 7/1/16	5,480,000	5,598,301
Yuma Muni. Property Corp. Util. Sys. Rev. Bonds Series 2015, 5% 7/1/16	3,755,000	3,858,000
		86,965,567
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.07%, tender 2/1/16 (Liquidity Facility Royal Bank of Canada) (a)	1,500,000	1,500,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 12/3/15, CP mode	200,000	200,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.45% tender 12/15/15, CP mode (b)	700,000	700,000
Series 1990 A1, 0.5% tender 12/31/15, CP mode (b)	300,000	300,000
		1,000,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.45% tender 12/17/15, CP mode (b)	300,000	300,000
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.45% tender 12/18/15, CP mode (b)	200,000	200,000
TOTAL OTHER MUNICIPAL DEBT
(Cost $90,165,567)		90,165,567
	Shares	Value

Investment Company - 8.4%
Fidelity Municipal Cash Central Fund, 0.02% (d)(e)
(Cost $33,762,000)	33,762,000	33,762,000
TOTAL INVESTMENT PORTFOLIO - 96.4%
(Cost $388,222,242)		388,222,242
NET OTHER ASSETS (LIABILITIES) - 3.6%		14,683,064
NET ASSETS - 100%		$402,905,306

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$1,852

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At November 30, 2015 the cost for Federal Income Tax Purposes was $388,222,242.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Money Market Fund

November 30, 2015

TEM-QTLY-0116
1.810714.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 64.3%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 0.03% 12/1/15, VRDN (a)	$10,600	$10,600
Series 2014 B, 0.03% 12/1/15, VRDN (a)	7,500	7,500
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.36% 12/7/15, VRDN (a)(b)	36,315	36,315
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 0.03% 12/1/15, VRDN (a)	1,800	1,800
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.02% 12/7/15, LOC Bayerische Landesbank Girozentrale, VRDN (a)	21,000	21,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.03% 12/1/15, VRDN (a)	3,000	3,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.02% 12/1/15, VRDN (a)	18,300	18,300
Univ. of Alabama at Birmingham Hosp. Rev.:
Series 2012 B, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	26,000	26,000
Series 2012 C, 0.01% 12/7/15, LOC PNC Bank NA, VRDN (a)	31,300	31,300
Washington County Indl. Dev. Auth. Rev. (Sempra Energy Proj.) Series 2007, 0.01% 12/1/15, LOC UBS AG, VRDN (a)	43,160	43,160
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.02% 12/1/15, VRDN (a)(b)	31,800	31,800
Wilsonville Indl. Dev. Board Poll. Cont. Rev.:
(Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.02% 12/1/15, VRDN (a)(b)	15,000	15,000
(Alabama Pwr. Co. Proj.) Series D, 0.01% 12/1/15, VRDN (a)	21,450	21,450
		267,225
Alaska - 0.7%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.01% 12/7/15, LOC MUFG Union Bank NA, VRDN (a)	19,725	19,725
Participating VRDN Series Putters 4722, 0.01% 12/7/15 (Liquidity Facility Bank of America NA) (a)(c)	16,665	16,665
Alaska Int'l. Arpts. Revs. Series 2009 A, 0.01% 12/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	8,900	8,900
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.01% 12/7/15 (ConocoPhillips Co. Guaranteed), VRDN (a)	82,600	82,600
(Exxon Pipeline Co. Proj.) Series 1985, 0.01% 12/1/15 (Exxon Mobil Corp. Guaranteed), VRDN (a)	23,900	23,900
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.01% 12/7/15 (ConocoPhillips Co. Guaranteed), VRDN (a)	26,000	26,000
Series 1994 C, 0.01% 12/7/15 (ConocoPhillips Co. Guaranteed), VRDN (a)	3,000	3,000
Series 2002, 0.01% 12/7/15, VRDN (a)	15,700	15,700
		196,490
Arizona - 1.4%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 B, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	25,095	25,095
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	10,300	10,300
Series 2008 F, 0.02% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	64,375	64,375
Series 2008 G, 0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	18,830	18,830
(Catholic Healthcare West Proj.):
Series 2005 B, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	13,930	13,930
Series 2008 A, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	33,500	33,500
Series 2008 B, 0.01% 12/7/15, LOC PNC Bank NA, VRDN (a)	23,800	23,800
Series 2009 F, 0.01% 12/7/15, LOC Mizuho Corporate Bank Ltd., VRDN (a)	39,750	39,750
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 0.2% 12/7/15, VRDN (a)	4,000	4,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.05% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	29,500	29,500
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	2,230	2,230
(San Angelin Apts. Proj.) Series 2004, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	14,900	14,900
(San Clemente Apts. Proj.) Series 2004, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	10,600	10,600
(San Fernando Apts. Proj.) Series 2004, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	14,500	14,500
(San Lucas Apts. Proj.) Series 2003, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	13,700	13,700
(San Martin Apts. Proj.):
Series A1, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	5,700	5,700
Series A2, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	4,300	4,300
(San Miguel Apts. Proj.) Series 2003, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	14,900	14,900
(San Remo Apts. Proj.) Series 2002, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	4,100	4,100
(Sands Apts. Proj.) Series 2001 A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	2,595	2,595
(Village Square Apts. Proj.) Series 2004, 0.04% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.17% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	4,200	4,200
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.24% 12/7/15, VRDN (a)	5,750	5,750
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.02% 12/7/15, LOC Freddie Mac, VRDN (a)	7,200	7,200
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	4,500	4,500
Series A, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	2,480	2,480
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.03% 12/7/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,200	5,200
Series Putters 3307, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,395	6,395
Series Putters XM0009, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
Series ROC II R 14060, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.02% 12/7/15, LOC Bank of America NA, VRDN (a)	1,000	1,000
		397,830
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.07% 12/7/15, LOC Fannie Mae, VRDN (a)	6,730	6,730
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.04% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	2,310	2,310
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.12% 12/7/15, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	74,300	74,300
		83,340
California - 1.7%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. Series 2011 A, 0.01% 12/7/15, LOC Freddie Mac, VRDN (a)	16,600	16,600
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 C, 0.01% 12/7/15, LOC Citibank NA, VRDN (a)	41,800	41,800
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.03% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	3,600	3,600
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	35,600	35,600
Series II R 11901, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	2,100	2,100
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.) Series 2000, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	15,040	15,040
Participating VRDN:
Series BA 08 1207, 0.06% 12/7/15 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	11,110	11,110
Series ROC II R 11974, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	4,555	4,555
California Gen. Oblig.:
Series 2003 A1, 0.01% 12/1/15, LOC JPMorgan Chase Bank, VRDN (a)	5,385	5,385
Series 2003 C1, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	15,100	15,100
California Health Facilities Fing. Auth. Rev.:
(Scripps Health Proj.) Series 2010 B, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	25,000	25,000
(St. Joseph Health Sys. Proj.) Series 2011 A, 0.01% 12/7/15, LOC MUFG Union Bank NA, VRDN (a)	10,100	10,100
Participating VRDN Series DB 3294, 0.16% 12/7/15 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	10,125	10,125
California Hsg. Fin. Agcy. Rev.:
Series 2001 E, 0.03% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	9,820	9,820
Series 2004 E, 0.01% 12/7/15, LOC Royal Bank of Canada New York Branch, VRDN (a)(b)	9,215	9,215
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1996 E, 0.01% 12/1/15, LOC JPMorgan Chase Bank, VRDN (a)	16,500	16,500
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Maple Square Apt. Proj.) Series AA, 0.03% 12/7/15, LOC Citibank NA, VRDN (a)(b)	5,455	5,455
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.16% 12/7/15 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,500	1,500
Series ROC II R 11728, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	7,040	7,040
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN Series Putters 3902 Z, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,380	3,380
Series 2002 A4, 0.01% 12/7/15 (Liquidity Facility Bank of America NA), VRDN (a)	19,250	19,250
Los Angeles Multi-family Hsg. Rev. (Tri-City Hsg. Proj.) Series 1, 0.01% 12/7/15, LOC Citibank NA, VRDN (a)(b)	1,600	1,600
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.02% 12/7/15, LOC Bank of America NA, VRDN (a)	15,455	15,455
Newport Mesa Unified School District Participating VRDN Series WF 11 70Z, 0.03% 12/7/15 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	15,555	15,555
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	62,150	62,150
Sacramento Muni. Util. District Elec. Rev. Series 2012 M, 0.01% 12/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	16,240	16,240
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.02% 12/7/15, LOC Freddie Mac, VRDN (a)	5,000	5,000
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 0048, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,050	10,050
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	20,900	20,900
Santa Clara Elec. Rev. Series 2008 B, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	23,060	23,060
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.01% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	16,285	16,285
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.02% 12/7/15, LOC Bank of America NA, VRDN (a)	8,590	8,590
		463,160
Colorado - 0.8%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.12% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	995	995
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	40,460	40,460
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	47,320	47,320
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.02% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	7,000	7,000
(Waste Mgmt., Inc. Proj.) 0.02% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	14,160	14,160
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN:
Series MS 3316, 0.01% 12/7/15 (Liquidity Facility Cr. Suisse AG) (a)(c)	14,030	14,030
Series Putters 4386, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	13,325	13,325
(Timberleaf Apts. Proj.) 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	11,165	11,165
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	35,075	35,075
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series Putters 15 XM0007, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,600	5,600
		210,630
Connecticut - 0.8%
Connecticut Gen. Oblig. Participating VRDN Series MT 842, 0.01% 12/7/15 (Liquidity Facility Bank of America NA) (a)(c)	7,925	7,925
Connecticut Health & Edl. Facilities Auth. Rev.:
(Yale Univ. Proj.):
Series U1, 0.01% 12/7/15, VRDN (a)	10,500	10,500
Series U2, 0.01% 12/7/15, VRDN (a)	10,245	10,245
Participating VRDN Series BA 15 XF0247, 0.05% 12/7/15 (Liquidity Facility Bank of America NA) (a)(c)	8,614	8,614
Series 2014 D, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	52,230	52,230
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.):
Series 2011 C2, 0.02% 12/7/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	40,200	40,200
Series 2012 D3, 0.02% 12/7/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	5,000	5,000
Series 2013 B5, 0.02% 12/7/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	12,010	12,010
(Mtg. Fin. Prog.) Series C3, 0.01% 12/7/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	5,500	5,500
Series 2008 E, 0.04% 12/7/15 (Liquidity Facility Bank of America NA), VRDN (a)(b)	40,345	40,345
Series 2009 A2, 0.01% 12/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	13,920	13,920
Series 2011 E3, 0.01% 12/7/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	2,000	2,000
Series 2011 E4, 0.02% 12/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(b)	15,900	15,900
		224,389
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.1% 12/1/15, VRDN (a)(b)	1,100	1,100
Series 1988, 0.1% 12/1/15, VRDN (a)(b)	6,900	6,900
Series 1993 C, 0.15% 12/7/15, VRDN (a)	5,450	5,450
Series 1994, 0.1% 12/1/15, VRDN (a)(b)	18,300	18,300
Series 1999 A, 0.08% 12/7/15, VRDN (a)	2,300	2,300
Series 1999 B, 0.08% 12/7/15, VRDN (a)(b)	9,900	9,900
		43,950
District Of Columbia - 1.0%
District of Columbia Gen. Oblig. Participating VRDN Series MS 4301, 0.02% 12/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,000	9,000
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pentacle Apts. Proj.) Series 2008, 0.03% 12/7/15, LOC Freddie Mac, VRDN (a)	3,445	3,445
(Trenton Park Apts. Proj.) Series 2001, 0.08% 12/7/15, LOC Bank of America NA, VRDN (a)(b)	5,435	5,435
District of Columbia Income Tax Rev. Participating VRDN:
Series BC 13 15U, 0.03% 12/7/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,200	4,200
Series EGL 14 0039, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	6,200	6,200
Series Putters 3369, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,495	6,495
Series Putters 4020, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,250	7,250
District of Columbia Rev.:
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.15% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	5,645	5,645
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.01% 12/7/15, LOC TD Banknorth, NA, VRDN (a)	6,480	6,480
Series 1998 A Tranche III, 0.01% 12/7/15, LOC PNC Bank NA, VRDN (a)	8,975	8,975
(The AARP Foundation Proj.) Series 2004, 0.02% 12/7/15, LOC Bank of America NA, VRDN (a)	11,900	11,900
(The Pew Charitable Trust Proj.) Series 2008 A, 0.01% 12/7/15, LOC PNC Bank NA, VRDN (a)	5,000	5,000
(Washington Drama Society, Inc. Proj.) Series 2008, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	59,615	59,615
Series 2006, 0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	20,050	20,050
District of Columbia Univ. Rev.:
(American Univ. Proj.):
Series 2006 A, 0.01% 12/7/15, LOC Royal Bank of Canada, VRDN (a)	25,000	25,000
Series 2006 B, 0.01% 12/7/15, LOC Royal Bank of Canada, VRDN (a)	9,200	9,200
(Georgetown Univ. Proj.):
Series 2007 B2, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	11,585	11,585
Series 2007 C2, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	28,025	28,025
Metropolitan Arpts Auth. Series 2011 A:
0.02% 12/7/15, LOC Royal Bank of Canada, VRDN (a)(b)	17,000	17,000
0.02% 12/7/15, LOC Royal Bank of Canada, VRDN (a)(b)	10,015	10,015
0.02% 12/7/15, LOC Royal Bank of Canada, VRDN (a)(b)	12,700	12,700
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D1, 0.01% 12/7/15, LOC TD Banknorth, NA, VRDN (a)	8,580	8,580
		281,795
Florida - 3.1%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.03% 12/7/15, LOC Citibank NA, VRDN (a)(b)	9,920	9,920
Broward County Arpt. Facilities Rev. Series 2007 A, 0.03% 12/7/15, LOC Citibank NA, VRDN (a)(b)	11,350	11,350
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) Series 2004, 0.06% 12/7/15, LOC Citibank NA, VRDN (a)(b)	6,100	6,100
(Sanctuary Apts Proj.) Series A, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	15,420	15,420
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 0.01% 12/1/15, VRDN (a)(b)	64,100	64,100
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.02% 12/7/15, LOC Royal Bank of Canada, VRDN (a)(b)	7,330	7,330
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 0.03% 12/7/15, LOC Citibank NA, VRDN (a)(b)	17,260	17,260
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.01% 12/1/15, VRDN (a)	39,000	39,000
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 14 0007, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	21,445	21,445
Series Putters 3834 Z, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,000	9,000
Series ROC II R 11884X, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	13,600	13,600
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	13,770	13,770
(Clarcona Groves Apts. Proj.) Series A, 0.03% 12/7/15, LOC Citibank NA, VRDN (a)(b)	8,425	8,425
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.03% 12/7/15, LOC Citibank NA, VRDN (a)(b)	5,000	5,000
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	5,300	5,300
(Hunters Run Apts. Proj.) Series G, 0.04% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	7,125	7,125
(Lynn Lake Apts. Proj.) Series B1, 0.03% 12/1/15, LOC Freddie Mac, VRDN (a)(b)	20,210	20,210
(Mill Creek Apts. Proj.) Series 2004 K, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	13,900	13,900
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	7,150	7,150
(Riverwalk I Apts. Proj.) Series 2008 E, 0.02% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	4,850	4,850
(Savannah Springs Apts. Proj.) Series G, 0.03% 12/7/15, LOC Citibank NA, VRDN (a)(b)	6,660	6,660
Series 2006 H, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	6,295	6,295
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	10,850	10,850
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	8,155	8,155
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 0.01% 12/7/15, LOC TD Banknorth, NA, VRDN (a)	15,850	15,850
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROC II R 11830, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	10,875	10,875
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 0.03% 12/7/15, LOC Citibank NA, VRDN (a)(b)	10,215	10,215
(Grande Oaks Apts. Proj.) Series A, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	6,800	6,800
(Hunters Run Apts. Proj.) Series 2002 A, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	7,860	7,860
(Meridian Pointe Apts. Proj.) Series 2005, 0.03% 12/7/15, LOC Citibank NA, VRDN (a)(b)	11,000	11,000
(Morgan Creek Apts. Proj.) Series 2003, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	12,600	12,600
(Royal Palm Key Apts. Proj.) Series 2002, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	8,780	8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) Series 1996, 0.36% 12/7/15, LOC Bank of America NA, VRDN (a)(b)	105	105
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series BA 09 1209X, 0.06% 12/7/15 (Liquidity Facility Bank of America NA) (a)(c)	5,310	5,310
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	8,585	8,585
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.01% 12/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	60,715	60,715
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.04% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	7,500	7,500
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.01% 12/1/15, VRDN (a)	4,000	4,000
Miami-Dade County:
Series 2014 A, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	59,800	59,800
Series 2014 B, 0.02% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	12,150	12,150
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.03% 12/7/15, LOC Citibank NA, VRDN (a)(b)	14,560	14,560
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.05% 12/7/15, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	19,400	19,400
North Broward Hosp. District Rev. Series 2005 A:
0.02% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	18,600	18,600
0.02% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	29,900	29,900
Ocean Hwy. & Port Auth. Rev. 0.06% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,000	2,000
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.):
Series 2009 B, 0.01% 12/7/15, LOC Northern Trust Co., VRDN (a)	21,165	21,165
Series 2009 C1, 0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	3,735	3,735
Series 2009 C2, 0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	22,565	22,565
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.03% 12/7/15, LOC Citibank NA, VRDN (a)(b)	12,235	12,235
(Glenn Millenia Proj.) Series 2001 C, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	3,400	3,400
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	6,860	6,860
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	12,920	12,920
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	19,800	19,800
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.04% 12/7/15, LOC Northern Trust Co., VRDN (a)	4,935	4,935
(Hospice of Palm Beach Proj.) Series 2001, 0.01% 12/7/15, LOC Northern Trust Co., VRDN(a)	3,000	3,000
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.02% 12/7/15, LOC Northern Trust Co., VRDN (a)	5,045	5,045
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.01% 12/7/15, LOC Northern Trust Co., VRDN (a)	14,800	14,800
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	6,400	6,400
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series 15 XF0085, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	405	405
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.02% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	25,850	25,850
(Suncoast Hospice Proj.) Series 2004, 0.02% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	11,785	11,785
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	7,400	7,400
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.) Series 2010 A, 0.01% 12/7/15, LOC Bank of New York, New York, VRDN (a)	16,105	16,105
		868,025
Georgia - 1.9%
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Collegetown at Harris Homes Phase I Proj.) Series 2003, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	7,230	7,230
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.17% 12/7/15, VRDN (a)	37,700	37,700
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.15% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	4,000	4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Second Series 1995, 0.22% 12/1/15, VRDN (a)	10,400	10,400
Series 2012, 0.27% 12/1/15, VRDN (a)(b)	9,450	9,450
Series 2013, 0.17% 12/7/15, VRDN (a)	57,900	57,900
(Oglethorpe Pwr. Corp. Proj.):
Series 2010 A, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	47,400	47,400
Series 2010 B, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	30,505	30,505
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 0.03% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	20,450	20,450
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	44,400	44,400
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	6,650	6,650
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One) Series 2008 B, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	33,725	33,725
Series 1985 B, 0.01% 12/7/15, LOC Barclays Bank PLC, VRDN (a)	9,100	9,100
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.04% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,460	6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	9,035	9,035
Heard County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	3,600	3,600
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.03% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	7,030	7,030
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.02% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	15,555	15,555
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.27% 12/7/15, VRDN (a)	23,300	23,300
(Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	63,100	63,100
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	10,940	10,940
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	9,300	9,300
Private Colleges & Univs. Auth. Rev. Participating VRDN:
Series BC 13 20U, 0.03% 12/7/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,000	4,000
Series WF 11 32C, 0.03% 12/7/15 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	5,800	5,800
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.05% 12/7/15, VRDN (a)(b)	57,400	57,400
		534,430
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series Putters 4007, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,665	6,665
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.02% 12/7/15, LOC Freddie Mac, VRDN (a)	6,755	6,755
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	4,005	4,005
		17,425
Illinois - 4.1%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.04% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	1,800	1,800
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.03% 12/7/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	19,740	19,740
Chicago Midway Arpt. Rev. Series 2014 C, 0.02% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	76,440	76,440
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.02% 12/7/15, LOC Barclays Bank PLC, VRDN (a)	60,900	60,900
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 0.03% 12/7/15, LOC Bayerische Landesbank Girozentrale, VRDN (a)(b)	4,870	4,870
Chicago Wtr. Rev.:
Series 2000, 0.06% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	24,400	24,400
Series 2000-1, 0.06% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	23,200	23,200
Series 2004 A1, 0.06% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	78,655	78,655
Series 2004 A2, 0.06% 12/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	45,270	45,270
Series 2004 A3, 0.06% 12/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	35,705	35,705
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 0.15% 12/7/15, LOC Bank of America NA, VRDN (a)(b)	2,400	2,400
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.14% 12/7/15, LOC BMO Harris Bank NA, VRDN (a)(b)	1,510	1,510
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.04% 12/7/15, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.02% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	16,900	16,900
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 0.02% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	6,855	6,855
Illinois Fin. Auth. Rev.:
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	36,725	36,725
(Latin School Proj.) Series 2005 A, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	11,770	11,770
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.01% 12/7/15, LOC Barclays Bank PLC, VRDN (a)	30,545	30,545
Series 2008 B, 0.01% 12/7/15, LOC Barclays Bank PLC, VRDN (a)	30,540	30,540
(Museum of Science & Industry Proj.):
Series 2009 A, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	15,500	15,500
Series 2009 C, 0.01% 12/7/15, LOC PNC Bank NA, VRDN (a)	12,870	12,870
Series 2009 D, 0.01% 12/7/15, LOC Northern Trust Co., VRDN (a)	15,500	15,500
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 0.02% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	14,420	14,420
(Rockford Mem. Hosp. Proj.) 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	60,800	60,800
(The Carle Foundation Proj.) Series 2009 C, 0.01% 12/7/15, LOC Northern Trust Co., VRDN (a)	9,100	9,100
Participating VRDN:
Series 15 XF0253, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,250	2,250
Series BA 15 XF0248, 0.05% 12/7/15 (Liquidity Facility Bank of America NA) (a)(c)	12,855	12,855
Series EGL 06 115, 0.01% 12/1/15 (Liquidity Facility Citibank NA) (a)(c)	5,445	5,445
Series MS 3332, 0.13% 12/7/15 (Liquidity Facility Cr. Suisse AG) (a)(c)	5,700	5,700
Series Putters 0022, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,205	11,205
Series Putters 3435, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,105	2,105
0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	3,000	3,000
Series 2009 A, 0.01% 12/7/15, LOC BMO Harris Bank NA, VRDN (a)	21,680	21,680
Series 2009 B, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	15,500	15,500
Series 2011 B, 0.01% 12/7/15, LOC PNC Bank NA, VRDN (a)	24,220	24,220
Illinois Gen. Oblig.:
Series 2003 B, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	63,600	63,600
Series 2003 B3, 0.02% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	31,500	31,500
Series 2003 B4, 0.01% 12/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	8,500	8,500
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	24,200	24,200
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Prairie Station Apts. Proj.) 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	17,900	17,900
(Valley View Apts. Proj.) 0.03% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	10,885	10,885
0.02% 12/7/15, LOC Freddie Mac, VRDN (a)	11,600	11,600
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 2D, 0.01% 12/7/15, LOC Royal Bank of Canada, VRDN (a)	39,500	39,500
Series 2007 A-2A, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	17,000	17,000
Series 2007 A1, 0.01% 12/7/15, LOC Citibank NA, VRDN (a)	117,900	117,900
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.01% 12/7/15, LOC Freddie Mac, VRDN (a)	19,900	19,900
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.07% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.03% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	6,000	6,000
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	7,320	7,320
		1,128,325
Indiana - 1.6%
Dearborn County Econ. Dev. Rev. (Dearborn County Hosp. Proj.) Series 2006, 0.1% 12/7/15, LOC Fifth Third Bank, Cincinnati, VRDN (a)	5,900	5,900
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	20,600	20,600
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.04% 12/7/15, VRDN (a)(b)	39,000	39,000
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.01% 12/7/15 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	17,300	17,300
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.01% 12/7/15, LOC Mizuho Bank Ltd., VRDN (a)	32,450	32,450
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 0.02% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	21,700	21,700
Series 2002 B, 0.02% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	14,000	14,000
Indiana Edl. Facilities Auth. Rev. (Franklin College Proj.) Series 2003, 0.02% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	6,225	6,225
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	52,870	52,870
Series 2008 B, 0.02% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	35,140	35,140
Series 2008 F, 0.02% 12/7/15, LOC Bank of New York, New York, VRDN (a)	5,200	5,200
Series 2008 G, 0.02% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	3,000	3,000
Series 2008 H, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	50,695	50,695
Series 2008 I, 0.02% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	19,575	19,575
Series 2008 J, 0.02% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	13,008	13,008
Indiana Fin. Auth. Hosp. Rev.:
(Indiana Univ. Health Obligated Group Proj.):
Series 2011 C, 0.01% 12/7/15, LOC Northern Trust Co., VRDN (a)	2,000	2,000
Series 2011 D, 0.01% 12/7/15, LOC Northern Trust Co., VRDN (a)	4,620	4,620
(Parkview Health Sys. Oblig. Group Proj.):
Series 2009 B, 0.02% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
Series 2009 C, 0.01% 12/7/15, LOC PNC Bank NA, VRDN (a)	1,250	1,250
Series 2009 D, 0.02% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	9,950	9,950
Series 2011 A, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	14,365	14,365
Indiana Fin. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2008 E5, 0.01% 12/7/15, VRDN (a)	5,000	5,000
Indiana Health Facility Fing. Auth. Rev. Series 2003 E6, 0.01% 12/7/15, VRDN (a)	4,600	4,600
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.07% 12/7/15, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	6,000	6,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.01% 12/7/15, LOC Bank of Nova Scotia, VRDN (a)	5,500	5,500
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.03% 12/7/15, LOC Bank of America NA, VRDN (a)	15,000	15,000
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	31,395	31,395
		443,343
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev.:
Series 2013 B1, 0.01% 12/7/15, LOC MUFG Union Bank NA, VRDN (a)	21,455	21,455
Series 2013 B2, 0.01% 12/7/15, LOC MUFG Union Bank NA, VRDN (a)	10,830	10,830
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.03% 12/7/15, VRDN (a)	14,000	14,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.04% 12/7/15, VRDN (a)(b)	3,100	3,100
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.05% 12/7/15, LOC Northern Trust Co., VRDN (a)	5,200	5,200
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.):
Series 2004, 0.03% 12/1/15, LOC Fifth Third Bank, Cincinnati, VRDN (a)	2,050	2,050
Series 2007, 0.03% 12/1/15, LOC Fifth Third Bank, Cincinnati, VRDN (a)	4,000	4,000
		60,635
Kansas - 0.1%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.1% 12/7/15, LOC Bank of America NA, VRDN (a)(b)	25,100	25,100
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	14,005	14,005
		39,105
Kentucky - 1.5%
Boyle County College Rev. (Centre College Proj.) Series 2008 A, 0.01% 12/7/15, LOC PNC Bank NA, VRDN (a)	5,000	5,000
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	16,800	16,800
Series 2006 B, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	28,500	28,500
Series 2008 A, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	68,600	68,600
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.04% 12/7/15 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	4,870	4,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.04% 12/7/15 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	67,250	67,250
Series 1993 B, 0.04% 12/7/15 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.03% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.03% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	100	100
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2008 A1, 0.01% 12/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	55,905	55,905
Series 2008 A2, 0.01% 12/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	31,000	31,000
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	9,100	9,100
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.03% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	12,565	12,565
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 0.02% 12/7/15, LOC PNC Bank NA, VRDN (a)(b)	7,450	7,450
Louisville & Jefferson County:
Series 2011 A, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	19,400	19,400
Series 2011 B, 0.01% 12/1/15, LOC JPMorgan Chase Bank, VRDN (a)	12,100	12,100
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	12,900	12,900
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.02% 12/7/15, LOC PNC Bank NA, VRDN (a)(b)	11,000	11,000
		405,240
Louisiana - 1.2%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.02% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	19,000	19,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	61,900	61,900
Series Putters 3806, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,990	9,990
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)	10,670	10,670
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.04% 12/7/15, LOC Freddie Mac, VRDN (a)	4,095	4,095
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	23,300	23,300
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	13,115	13,115
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.02% 12/7/15, VRDN (a)(b)	1,000	1,000
Series 2003, 0.02% 12/7/15, VRDN (a)(b)	15,650	15,650
(C-Port LLC Proj.) Series 2008, 0.06% 12/7/15, LOC Bank of America NA, VRDN (a)	4,720	4,720
(Christus Health Proj.):
Series 2009 B2, 0.01% 12/7/15, LOC Bank of New York, New York, VRDN (a)	6,700	6,700
Series 2009 B3, 0.01% 12/7/15, LOC Bank of New York, New York, VRDN (a)	9,470	9,470
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.35% 12/7/15, VRDN (a)	16,460	16,460
Series 2010 B1, 0.34% 12/7/15, VRDN (a)	59,840	59,840
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	34,300	34,300
Series 2010 B, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	51,400	51,400
		341,610
Maine - 0.2%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.15% 12/7/15, LOC Bank of America NA, VRDN (a)(b)	3,600	3,600
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	25,150	25,150
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	24,000	24,000
		52,750
Maryland - 0.5%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
(Barrington Apts. Proj.) Series A, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	12,190	12,190
(Parlane Apts. Proj.) Series 2001 C, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	3,400	3,400
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.02% 12/7/15, LOC MUFG Union Bank NA, VRDN (a)	25,000	25,000
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	29,900	29,900
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 C, 0.03% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	20,500	20,500
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN:
Series BA 15 XF0246, 0.06% 12/7/15 (Liquidity Facility Bank of America NA) (a)(c)	5,055	5,055
Series ROC II R 11437, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	10,000	10,000
Montgomery County Gen. Oblig. Participating VRDN Series 15 XF0110, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,020	6,020
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev.:
(Oak Mill II Apts. Proj.) Series 2010 B, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	5,100	5,100
Series 2004 C, 0.02% 12/7/15, LOC TD Banknorth, NA, VRDN (a)	765	765
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev.:
Series 2007 F, 0.02% 12/7/15, LOC PNC Bank NA, VRDN (a)(b)	10,000	10,000
Series 2008 C, 0.02% 12/7/15, LOC PNC Bank NA, VRDN (a)(b)	8,450	8,450
		136,380
Massachusetts - 0.2%
Massachusetts Clean Wtr. Trust Participating VRDN Series Clipper 06 11, 0.04% 12/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	49,205	49,205
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 14 0012, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	10,000	10,000
Series Putters 3990, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
		61,205
Michigan - 0.3%
Michigan Fin. Auth. Rev.:
Participating VRDN Series 15 XF0126, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,890	4,890
Series 22 A, 0.02% 12/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	18,553	18,553
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2005 E, 0.01% 12/7/15, VRDN (a)	6,855	6,855
Michigan State Univ. Revs. Participating VRDN Series WF 11 33 C, 0.03% 12/7/15 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	3,000	3,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Consumers Energy Co. Proj.) 0.02% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	33,100	33,100
Univ. of Michigan Rev. Series 2012 D2, 0.01% 12/7/15, VRDN (a)	10,615	10,615
		77,013
Minnesota - 0.4%
Edina Multi-family Rev. (Edina Park Plaza Proj.) Series 1999, 0.02% 12/7/15, LOC Freddie Mac, VRDN (a)	4,040	4,040
Hennepin County Gen. Oblig. Series 2013 C, 0.01% 12/7/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	32,800	32,800
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.06% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	9,800	9,800
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.):
Series 2007 C1, 0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	43,700	43,700
Series 2009 B1, 0.01% 12/1/15, LOC JPMorgan Chase Bank, VRDN (a)	15,175	15,175
Minneapolis Multi-family Rev. (Stone Arch Apt. Proj.) Series 2002, 0.06% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	3,600	3,600
Minnesota State Gen. Fdg. Rev. Participating VRDN Series 15 ZF0175, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,335	3,335
Oak Park Heights Multi-family Rev. 0.02% 12/7/15, LOC Freddie Mac, VRDN (a)	7,720	7,720
		120,170
Mississippi - 0.4%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.01% 12/1/15, VRDN (a)	37,450	37,450
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.):
Series 2007 A, 0.01% 12/1/15 (Chevron Corp. Guaranteed), VRDN (a)	20,800	20,800
Series 2007 C, 0.01% 12/1/15 (Chevron Corp. Guaranteed), VRDN (a)	2,645	2,645
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2008 A, 0.02% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	6,600	6,600
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.02% 12/7/15, LOC Bank of America NA, VRDN (a)(b)	10,000	10,000
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.03% 12/7/15, LOC Bank of America NA, VRDN (a)	14,000	14,000
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.07% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	7,600	7,600
		99,095
Missouri - 0.5%
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	11,300	11,300
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.):
Series 1999 B, 0.01% 12/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,125	3,125
Series 2008 A1, 0.01% 12/1/15, LOC Wells Fargo Bank NA, VRDN (a)	2,400	2,400
Series 2008 A2, 0.01% 12/1/15, LOC Wells Fargo Bank NA, VRDN (a)	1,140	1,140
Series 2008 B1, 0.01% 12/1/15, LOC Barclays Bank PLC, VRDN (a)	18,130	18,130
Participating VRDN:
Series EGL 07 0001, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Series Putters 3546, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,300	11,300
Series Putters 3929, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Rev.:
(Ascension Health Cr. Group Proj.):
Series 2003 C2, 0.01% 12/7/15, VRDN (a)	22,600	22,600
Series 2003 C3, 0.01% 12/7/15, VRDN (a)	14,300	14,300
(Ascension Health Sr. Cr. Group Proj.) Series 2008 C4, 0.01% 12/7/15, VRDN (a)	21,500	21,500
Saint Louis Indl. Dev. Auth.:
(Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	26,400	26,400
(Saint Luke's Plaza Apts. Proj.) Series 2009, 0.03% 12/7/15 (Liquidity Facility Freddie Mac), VRDN (a)	1,900	1,900
St. Charles County Pub. Wtr. Sup Series 2011, 0.01% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,900	2,900
		145,780
Montana - 0.0%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.19% 12/7/15, VRDN (a)(b)	450	450
Nebraska - 0.6%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.02% 12/7/15, LOC Bank of America NA, VRDN (a)(b)	10,000	10,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2010 B, 0.01% 12/7/15 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	27,935	27,935
Series 2010 C, 0.01% 12/7/15 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	60,700	60,700
Series 2013 F, 0.01% 12/7/15 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	22,140	22,140
Series 2014 B, 0.01% 12/7/15 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	8,605	8,605
Series 2015 D, 0.01% 12/7/15 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	17,500	17,500
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.03% 12/7/15 (Cargill, Inc. Guaranteed) (The Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (a)(b)	20,000	20,000
		166,880
Nevada - 2.6%
Clark County Arpt. Rev.:
Series 2008 A2, 0.01% 12/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	37,650	37,650
Series 2008 B2, 0.02% 12/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	49,460	49,460
Series 2008 C1, 0.02% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	122,900	122,900
Series 2008 C2, 0.01% 12/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	16,975	16,975
Series 2008 C3, 0.02% 12/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	44,475	44,475
Series 2008 D 2A, 0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	4,500	4,500
Series 2008 D 2B, 0.01% 12/7/15, LOC Royal Bank of Canada, VRDN(a)	11,975	11,975
Series 2008 D3, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	80,060	80,060
Series 2011 B1, 0.02% 12/7/15, LOC Citibank NA, VRDN (a)(b)	87,725	87,725
Series 2011 B2, 0.02% 12/7/15, LOC Royal Bank of Canada, VRDN (a)(b)	89,795	89,795
Clark County Fuel Tax Participating VRDN:
ROC II R 11836, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	7,500	7,500
Series Putters 3158, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	32,110	32,110
Series ROC II R 11507, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	2,400	2,400
Clark County Indl. Dev. Rev.:
(Southwest Gas Corp. Proj.):
Series 2009 A, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	11,500	11,500
0.05% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	28,700	28,700
Series 2008 A, 0.02% 12/7/15, LOC MUFG Union Bank NA, VRDN (a)(b)	42,800	42,800
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	7,410	7,410
Reno Cap. Impt. Rev. Series 2005 A, 0.02% 12/7/15, LOC Bank of America NA, VRDN (a)	12,200	12,200
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.01% 12/7/15, LOC MUFG Union Bank NA, VRDN (a)	7,800	7,800
Series 2009 A, 0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	17,900	17,900
Series 2009 B, 0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	6,900	6,900
		722,735
New Hampshire - 0.1%
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	16,400	16,400
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.13% 12/7/15, VRDN (a)	9,500	9,500
Series 2012 A, 0.13% 12/7/15, VRDN (a)(b)	16,100	16,100
		25,600
New Mexico - 0.0%
New Mexico Fin. Auth. Trans. Rev. Series 2008 A1, 0.01% 12/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	5,175	5,175
New York - 18.3%
Build NYC Resource Corp. Rev. (The Asia Society Proj.) Series 2015, 0.01% 12/7/15, LOC TD Banknorth, NA, VRDN (a)	4,795	4,795
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 C, 0.01% 12/7/15, LOC Barclays Bank PLC, VRDN (a)	58,005	58,005
Nassau Health Care Corp. Rev.:
Series 2009 D1, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	14,980	14,980
Series 2009 D2, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	17,300	17,300
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 14 0013, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,650	6,650
Series ROC II R 14045, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	5,400	5,400
Series 2004 A2, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	35,700	35,700
Series 2004 A3, 0.01% 12/7/15, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	24,890	24,890
Series 2004 H2 0.01% 12/7/15, LOC California Pub. Employees Retirement Sys., VRDN (a)	43,403	43,403
Series 2004 H3, 0.01% 12/7/15, LOC California Pub. Employees Retirement Sys., VRDN (a)	29,005	29,005
Series 2004 H6, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	15,105	15,105
Series 2004 H8, 0.01% 12/7/15 (Liquidity Facility Bank of America NA), VRDN (a)	11,635	11,635
Series 2006 E3, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	59,600	59,600
Series 2006 E4, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	44,600	44,600
Series 2006 I7, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	20,900	20,900
Series 2008 J10, 0.02% 12/7/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	31,465	31,465
Series 2010 G4, 0.01% 12/7/15 (Liquidity Facility Barclays Bank PLC), VRDN (a)	14,500	14,500
Series 2011 A4, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	39,000	39,000
Series 2012 G, 0.01% 12/7/15 (Liquidity Facility Citibank NA), VRDN (a)	22,200	22,200
Series 2012 G3, 0.01% 12/7/15 (Liquidity Facility Citibank NA), VRDN (a)	129,350	129,350
Series 2013 A5, 0.01% 12/7/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	13,605	13,605
Series 2013 F3, 0.01% 12/1/15 (Liquidity Facility Bank of America NA), VRDN (a)	9,575	9,575
Series 2014 D3, 0.01% 12/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	25,200	25,200
Series 2015 F4, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	30,600	30,600
Series 2015 F5, 0.01% 12/1/15 (Liquidity Facility Barclays Bank PLC), VRDN (a)	32,200	32,200
Series 2015 F6, 0.01% 12/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	30,500	30,500
Series 2104 1, 0.01% 12/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,400	6,400
New York City Health & Hosp. Corp. Rev.:
Series 2008 D, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	19,180	19,180
Series 2008 E, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	22,385	22,385
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(245 East 124th Street Proj.) Series 2008 A, 0.01% 12/7/15, LOC Freddie Mac, VRDN (a)	16,100	16,100
(270 East Burnside Avenue Apts.) Series A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	6,400	6,400
(89 Murray St. Proj.) Series A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	34,000	34,000
(941 Hoe Avenue Apts. Proj.) Series A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	6,660	6,660
(Beacon Mews Dev. Proj.) Series 2006 A, 0.01% 12/7/15, LOC Citibank NA, VRDN (a)(b)	8,000	8,000
(Cook Street Apts. Proj.) Series A, 0.02% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,380	4,380
(Courtland Avenue Apts. Proj.) Series A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	7,905	7,905
(East 165th Street Proj.) Series A, 0.03% 12/7/15, LOC Citibank NA, VRDN (a)(b)	7,665	7,665
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.01% 12/7/15, LOC Freddie Mac, VRDN (a)	9,525	9,525
(First Avenue Dev. Proj.) Series 2002 A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
(Intervale Gardens Apts.) Series A, 0.03% 12/7/15, LOC Citibank NA, VRDN (a)(b)	3,115	3,115
(Louis Nine Boulevard Apts. Proj.) Series A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	7,300	7,300
(Manhattan Court Dev. Proj.) Series A, 0.03% 12/7/15, LOC Citibank NA, VRDN (a)(b)	16,500	16,500
(Morris Ave. Apts. Proj.) Series A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	14,700	14,700
(Peter Cintron Apts. Proj.) Series C, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	4,140	4,140
(State Renaissance Court Proj.) Series A, 0.02% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	28,700	28,700
(Villa Avenue Apts. Proj.) Series 2006 A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	5,990	5,990
(West 48th Street Dev. Proj.) Series 2001 A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	14,000	13,999
Series 2011 A, 0.01% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	9,350	9,350
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	37,900	37,900
(255 West 9th Street Proj.) Series 2001 A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	69,435	69,435
(90 West Street Proj.) Series 2006 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)	10,000	10,000
(Brittany Dev. Proj.) Series A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	47,200	47,200
(James Tower Dev. Proj.) Series 2002 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)	4,700	4,700
(Linden Plaza Proj.) Series 2008 A, 0.01% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	63,635	63,635
(Morris Avenue Apts. Proj.) Series A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	36,000	36,000
(One Columbus Place Dev. Proj.) Series A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	71,015	71,015
(Related-Tribeca Tower Proj.) Series 1997 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
(Rivereast Apts. Proj.) Series A, 0.02% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	4,150	4,150
(Sierra Dev. Proj.) Series A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	41,935	41,935
(Two Gold Street Proj.) Series 2006 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)	1,000	1,000
(Westport Dev. Proj.) Series 2004 A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	61,000	61,000
Series 2002 A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	51,500	51,500
Series 2009 A:
0.01% 12/7/15, LOC Freddie Mac, VRDN (a)	11,700	11,700
0.02% 12/7/15, LOC Freddie Mac, VRDN (a)	8,700	8,700
New York City Indl. Dev. Agcy. Civic Facility Rev. (Casa Proj.) Series 2000, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	14,000	14,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BC 13 16U, 0.02% 12/7/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Series EGL 06 69 Class A, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	16,400	16,400
Series EGL 06 74 Class A, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	7,045	7,045
Series EGL 09 46A, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	19,130	19,130
Series putters 3231Z, 0.01% 12/1/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,675	8,675
Series Putters 3384, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750	3,750
Series Putters 3496Z, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,025	7,025
Series ROC II R 11931, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	3,750	3,750
Series 2000 C, 0.01% 12/7/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	5,000	5,000
Series 2008 B1:
0.01% 12/7/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	5,000	5,000
0.01% 12/7/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	40,000	40,000
Series 2008 B3, 0.01% 12/1/15 (Liquidity Facility Bank of America NA), VRDN (a)	38,825	38,825
Series 2008 BB3, 0.01% 12/7/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	42,900	42,900
Series 2008 BB4, 0.01% 12/7/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	13,200	13,200
Series 2009 BB1, 0.01% 12/1/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	41,725	41,725
Series 2009 BB2, 0.01% 12/1/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	14,900	14,900
Series 2011 DD, 0.01% 12/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	20,000	20,000
Series 2011 DD-3A, 0.01% 12/1/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	4,700	4,700
Series 2012 B, 0.01% 12/1/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	19,100	19,100
Series 2012 B2, 0.01% 12/1/15 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (a)	9,800	9,800
Series 2012 B3, 0.01% 12/1/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,470	1,470
Series 2014 AA, 0.01% 12/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	16,130	16,130
Series 2014 BB1, 0.01% 12/1/15 (Liquidity Facility Bank of America NA), VRDN (a)	36,800	36,800
Series 2014 BB4, 0.01% 12/1/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	5,240	5,240
Series 2015 BB3, 0.01% 12/7/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	62,350	62,350
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series Putters 4084Z, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,850	3,850
Series ROC II R 11994, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	4,500	4,500
Series ROC II R 14082, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	6,200	6,200
Series 1999 A2, 0.01% 12/7/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	14,400	14,400
Series 2001 A, 0.01% 12/7/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	59,450	59,450
Series 2003 1E, 0.01% 12/7/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	10,710	10,710
Series 2003 A2, 0.01% 12/2/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	36,100	36,100
Series 2013 A, 0.01% 12/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	7,650	7,650
New York City Trust Cultural Resources Rev.:
(The New York Botanical Garden Proj.) Series 2009 A, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	22,900	22,900
(The Pierpont Morgan Library Proj.) Series 2004, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	13,600	13,600
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 3518, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,640	2,640
Series ROC II R 14005, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	14,030	14,030
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	135,300	135,300
(Fordham Univ. Proj.) Series 2008 A1, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	36,360	36,360
(Rockefeller Univ. Proj.) Series 2009 B, 0.01% 12/7/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	2,275	2,275
(Univ. of Rochester Proj.):
Series 2003 C, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	39,050	39,050
Series 2008 A1, 0.01% 12/7/15, LOC Barclays Bank PLC, VRDN (a)	36,610	36,610
Participating VRDN:
ROC II R 11944, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	5,150	5,150
Series EGL 07 0002, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	7,775	7,775
Series ROC II R 11535, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	3,590	3,590
Series ROC II R 11722, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	2,935	2,935
Series ROC II R 11943, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	5,580	5,580
Series 2006 A2, 0.01% 12/7/15, LOC TD Banknorth, NA, VRDN (a)	8,300	8,300
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)	78,045	78,045
(101 West End Hsg. Proj.):
Series 1998 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	38,400	38,400
Series 1999 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	52,850	52,850
Series 2000 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	21,000	21,000
(125 West 31st Street Proj.) Series 2005 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	97,300	97,300
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	49,900	49,900
Series 2001 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	6,900	6,900
(1500 Lexington Avenue Proj.) Series A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	8,000	8,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	111,800	111,800
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	13,495	13,495
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	79,500	79,500
(360 West 43rd Street Hsg. Proj.) Series A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	9,900	9,900
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	105,400	105,400
(600 West and 42nd St. Hsg. Proj.) Series 2007 A:
0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	62,100	62,100
0.03% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	30,000	30,000
(66 West 38th Street Hsg. Proj.) Series A:
0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	4,000	4,000
0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	44,300	44,300
(750 Sixth Avenue Hsg. Proj.) Series 1998 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	39,500	39,500
(8 East 102nd Street Hsg. Proj.) Series 2010 A, 0.01% 12/7/15, LOC TD Banknorth, NA, VRDN (a)	55,790	55,790
(88 Leonard Street Proj.) Series 2005 A, 0.01% 12/7/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	11,100	11,100
(Chelsea Apts. Proj.) Series 2003 A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	40,500	40,500
(Chelsea Arms Hsg. Proj.) Series 1998 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	7,000	7,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 0.01% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	68,800	68,800
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	34,400	34,400
(East 39th Street Hsg. Proj.):
Series 1999 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	21,700	21,700
Series 2000 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	21,000	21,000
(Grace Towers Hsg. Proj.) Series 2004 A, 0.02% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	11,530	11,530
(Helena Hsg. Proj.) Series 2003 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	9,000	9,000
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	7,435	7,435
(Sea Park West Hsg. Proj.) Series 2004 A, 0.02% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	11,300	11,300
(Shore Hill Hsg. Proj.) Series 2008 A, 0.01% 12/7/15, LOC Freddie Mac, VRDN (a)	19,500	19,500
(South Cove Plaza Proj.) Series A, 0.02% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	28,000	28,000
(Taconic West 17th St. Proj.) Series 2009 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)	18,675	18,675
(Theatre Row Tower Hsg. Proj.):
Series 2001 A, 0.01% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	10,000	10,000
Series 2002 A, 0.01% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	3,500	3,500
(Tower 31 Hsg. Proj.) Series 2005 A, 0.01% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	74,800	74,800
(Tribeca Park Proj.) Series 1997 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	74,100	74,100
(West 20th Street Proj.) Series 2001 A:
0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	28,875	28,875
0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	51,000	51,000
(West 23rd Street Hsg. Proj.):
Series 2001 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	26,000	26,000
Series 2002 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	62,600	62,600
(West 38th Street Hsg. Proj.) Series 2002 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	16,000	16,000
(Worth Street Hsg. Proj.) Series A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	47,600	47,600
Series 1997 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	35,000	35,000
Series 2000 A, 0.01% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	14,500	14,500
Series 2001 A, 0.01% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	31,300	31,300
Series 2004 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	52,950	52,950
Series 2008 A:
0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	51,700	51,700
0.01% 12/7/15, LOC Freddie Mac, VRDN (a)	13,400	13,400
Series 2009 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)	24,500	24,500
Series 2009 B, 0.01% 12/7/15, LOC Freddie Mac, VRDN (a)	10,700	10,700
Series 2010 A:
0.01% 12/7/15, LOC Freddie Mac, VRDN (a)	33,055	33,055
0.01% 12/7/15, LOC Freddie Mac, VRDN (a)	27,800	27,800
Series 2012 A, 0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	19,300	19,300
Series 2013 A:
0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	29,500	29,500
0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	59,700	59,700
0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	13,000	13,000
Series 2013 A3, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	39,150	39,150
Series 2014 A:
0.01% 12/1/15, LOC PNC Bank NA, VRDN (a)	7,700	7,700
0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	15,250	15,250
0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	22,750	22,750
0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	19,500	19,500
0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	14,800	14,800
Series 2015 A, 0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	13,350	13,350
Series 2015 A2:
0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	5,200	5,200
0.01% 12/7/15, LOC Bank of New York, New York, VRDN (a)	16,600	16,600
Series A, 0.01% 12/7/15, LOC Freddie Mac, VRDN (a)	2,400	2,400
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	22,175	22,175
Series 2003 M1, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	11,385	11,385
New York Liberty Dev. Corp. Participating VRDN Series Putters 4083, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,910	5,910
New York Local Govt. Assistance Corp. Series 2008 B3V, 0.01% 12/7/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	99,345	99,344
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.01% 12/7/15, LOC Royal Bank of Canada, VRDN (a)	8,000	8,000
Series 2005 E1, 0.01% 12/1/15, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	8,500	8,500
Series 2015 E2, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	23,000	23,000
Series 2015 E3, 0.01% 12/7/15, LOC Citibank NA, VRDN (a)	4,800	4,800
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 2015 ZF0209, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,250	5,250
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 0.01% 12/7/15, LOC Mizuho Bank Ltd., VRDN (a)(b)	17,800	17,800
Series 2004 C2, 0.01% 12/7/15, LOC Mizuho Bank Ltd., VRDN (a)(b)	4,000	4,000
Series 2005 A1, 0.01% 12/7/15, LOC Mizuho Bank Ltd., VRDN (a)	4,150	4,150
Series 2010 A2, 0.01% 12/7/15, LOC Bank of Nova Scotia, VRDN (a)(b)	19,000	19,000
Series 2010 A, 0.01% 12/7/15, LOC Bank of Nova Scotia, VRDN (a)(b)	2,000	2,000
Series 2010 A4, 0.01% 12/7/15, LOC Bank of Nova Scotia, VRDN (a)(b)	39,100	39,100
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	4,800	4,800
New York Urban Dev. Corp. Rev. Series 2008 A5, 0.01% 12/7/15, LOC TD Banknorth, NA, VRDN (a)	4,900	4,900
Onondaga County Indl. Dev. Auth. Civic Facility Rev. (Syracuse Research Corp. Facility Proj.) Series 2008 B, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	9,690	9,690
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2005 B, 0.01% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	15,700	15,700
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 B2, 0.01% 12/1/15, LOC Wells Fargo Bank NA, VRDN (a)	4,500	4,500
Series 2005 B3, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	51,000	51,000
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	21,000	21,000
		5,080,001
New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.04% 12/7/15 (Liquidity Facility Citibank NA) (a)(b)(c)	151,450	151,450
North Carolina - 1.5%
Charlotte Ctfs. of Prtn. Participating VRDN Series Putters 4724, 0.01% 12/7/15 (Liquidity Facility Bank of America NA) (a)(c)	11,680	11,680
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	37,615	37,615
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series BC 09 43W, 0.03% 12/7/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,000	5,000
Series 2006 B, 0.01% 12/7/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	1,160	1,160
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series 2007 E, 0.01% 12/7/15, LOC TD Banknorth, NA, VRDN (a)	5,000	5,000
Series 2007 H, 0.01% 12/1/15, LOC Wells Fargo Bank NA, VRDN (a)	7,485	7,485
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.03% 12/7/15 (Liquidity Facility Bank of America NA), VRDN (a)	13,410	13,410
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.01% 12/7/15, LOC Rabobank Nederland New York Branch, VRDN (a)	13,185	13,185
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 14 0050, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	38,165	38,165
Series EGL 14 0051, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	14,220	14,220
Series EGL 14 0052, 0.02% 12/7/15 (Liquidity Facility Citibank NA)(a)(c)	58,165	58,165
Series ROC II R 11850, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	12,600	12,600
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A1, 0.02% 12/7/15, LOC Branch Banking & Trust Co., VRDN (a)	2,875	2,875
(WakeMed Proj.):
Series 2009 B, 0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	31,705	31,705
Series 2009 C, 0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	29,620	29,620
Participating VRDN:
Series 15 XF0147, 0.02% 12/7/15 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	9,365	9,365
Series BC 10 31W, 0.03% 12/7/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,625	3,625
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.02% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	38,585	38,585
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.01% 12/7/15, LOC Cr. Industriel et Commercial, VRDN (a)	48,280	48,280
Piedmont Triad Arpt. Auth.:
Series 2008 A, 0.02% 12/7/15, LOC Branch Banking & Trust Co., VRDN (a)	5,235	5,235
Series 2008 B, 0.04% 12/7/15, LOC Branch Banking & Trust Co., VRDN (a)(b)	7,000	7,000
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	4,950	4,950
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	28,900	28,900
		427,825
Ohio - 0.8%
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.01% 12/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	7,985	7,985
Franklin County Hosp. Rev.:
Series 2009 A, 0.01% 12/7/15 (Liquidity Facility Barclays Bank PLC), VRDN (a)	1,700	1,700
Series 2009 B, 0.01% 12/7/15 (Liquidity Facility Barclays Bank PLC), VRDN (a)	1,000	1,000
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.01% 12/7/15, LOC PNC Bank NA, VRDN (a)	8,900	8,900
Series 2000, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	31,700	31,700
Series 2007 M, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.12% 12/7/15, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	32,600	32,600
Middletown Hosp. Facilities Rev. Series 2008 A, 0.01% 12/7/15, LOC PNC Bank NA, VRDN (a)	11,465	11,465
Ohio Gen. Oblig. (Common Schools Proj.) Series 2005 B, 0.01% 12/7/15, VRDN (a)	1,400	1,400
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,500	3,500
Series Putters 3558, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,800	4,800
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series B, 0.02% 12/7/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	9,920	9,920
Series 2004 D, 0.02% 12/7/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	1,215	1,215
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, 0.02% 12/7/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	5,075	5,075
Ohio State Univ. Gen. Receipts:
Series 2001, 0.01% 12/7/15, VRDN (a)	17,880	17,880
Series 2010 E, 0.01% 12/7/15, VRDN (a)	77,700	77,700
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.02% 12/7/15, LOC Bank of America NA, VRDN (a)(b)	2,900	2,900
		224,740
Oklahoma - 0.0%
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 0.04% 12/7/15, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	10,120	10,120
Univ. Hospitals Trust Rev. Series 2005 A, 0.03% 12/7/15, LOC Bank of America NA, VRDN (a)	1,250	1,250
		11,370
Oregon - 0.8%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.):
Series 2008 A, 0.01% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	17,150	17,150
Series 2008 C, 0.01% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	33,900	33,900
Oregon Facilities Auth. Rev. (PeaceHealth Proj.) Series 2008 B, 0.01% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	48,700	48,700
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	3,615	3,615
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series BC 11 5W, 0.03% 12/7/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,555	6,555
Port of Portland Arpt. Rev.:
Series Eighteen A, 0.01% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	34,730	34,730
Series Eighteen B, 0.02% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	46,350	46,350
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.04% 12/7/15, LOC Bank of America NA, VRDN (a)(b)	3,400	3,400
(New Columbia - Trouton Proj.) Series 2005, 0.04% 12/7/15, LOC Bank of America NA, VRDN (a)(b)	5,525	5,525
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.05% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	15,000	15,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.01% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,500	9,500
		224,425
Pennsylvania - 0.8%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.):
Series 2005 A, 0.02% 12/7/15, LOC PNC Bank NA, VRDN (a)	8,665	8,665
Series 2005 B, 0.02% 12/7/15, LOC PNC Bank NA, VRDN (a)	6,885	6,885
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.01% 12/7/15, LOC PNC Bank NA, VRDN (a)	35,350	35,350
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.22% 12/7/15, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,210	2,210
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.02% 12/7/15, LOC PNC Bank NA, VRDN (a)	10,955	10,955
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.02% 12/7/15, LOC Citizens Bank of Pennsylvania, VRDN (a)	19,290	19,290
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 0.01% 12/1/15 (United Parcel Svc., Inc. Guaranteed), VRDN (a)	2,300	2,300
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.03% 12/7/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	11,340	11,340
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3490Z, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,555	4,555
Lackawanna Hotel Room Rental Tax Rev. Series 2013, 0.02% 12/7/15, LOC PNC Bank NA, VRDN (a)	8,670	8,670
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Proj.) Series 2009 B, 0.01% 12/7/15, LOC PNC Bank NA, VRDN (a)	15,705	15,705
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.02% 12/7/15, LOC PNC Bank NA, VRDN (a)	7,190	7,190
Luzerne County Convention Ctr. Series 2012, 0.02% 12/7/15, LOC PNC Bank NA, VRDN (a)	6,100	6,100
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.02% 12/7/15, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,900	9,900
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.01% 12/7/15, LOC PNC Bank NA, VRDN (a)	7,540	7,540
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1996 D5, 0.14% 12/7/15, LOC PNC Bank NA, VRDN (a)(b)	300	300
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.07% 12/7/15, LOC Citibank NA, VRDN (a)(b)	2,085	2,085
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 3352Z, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,590	3,590
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.02% 12/7/15, LOC TD Banknorth, NA, VRDN (a)(b)	18,705	18,705
Series 2005 C2, 0.02% 12/7/15, LOC Royal Bank of Canada, VRDN (a)(b)	10,855	10,855
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.25% 12/7/15, LOC Citizens Bank of Pennsylvania, VRDN (a)	970	970
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 0.01% 12/7/15, LOC TD Banknorth, NA, VRDN (a)	4,800	4,800
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series C, 0.01% 12/7/15, LOC Barclays Bank PLC, VRDN (a)	6,900	6,900
Eighth Series E, 0.01% 12/7/15, LOC PNC Bank NA, VRDN (a)	4,000	4,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	11,400	11,400
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.):
Series 2011 A, 0.02% 12/7/15, LOC PNC Bank NA, VRDN (a)	2,540	2,540
Series 2011 B, 0.02% 12/7/15, LOC PNC Bank NA, VRDN (a)	10,175	10,175
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.02% 12/7/15, LOC PNC Bank NA, VRDN (a)	2,745	2,745
		235,720
Rhode Island - 0.5%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.01% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	32,800	32,800
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.01% 12/7/15, LOC TD Banknorth, NA, VRDN (a)	22,200	22,200
(Rhode Island School of Design Proj.):
Series 2008 A, 0.01% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	48,740	48,740
Series 2008 B, 0.01% 12/7/15, LOC TD Banknorth, NA, VRDN (a)	7,510	7,510
(Roger Williams Univ. Proj.) Series 2008 B, 0.01% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	14,795	14,795
		126,045
South Carolina - 0.4%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.):
Series 1999 A, 0.02% 12/1/15, VRDN (a)	1,000	1,000
Series 1999 B, 0.03% 12/1/15, VRDN (a)(b)	2,300	2,300
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 D, 0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	4,970	4,970
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.):
Series 2008 D, 0.01% 12/7/15, LOC Bank of New York, New York, VRDN (a)	9,180	9,180
0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	50,000	50,000
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.06% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.03% 12/7/15, LOC TD Banknorth, NA, VRDN (a)(b)	13,790	13,790
(South Carolina Generating Co., Inc. Proj.) Series 2008, 0.03% 12/7/15, LOC TD Banknorth, NA, VRDN (a)(b)	20,700	20,700
		116,940
South Dakota - 0.0%
South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 0.04% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	6,500	6,500
Tennessee - 1.5%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.01% 12/1/15, LOC Bank of America NA, VRDN (a)	13,750	13,750
Series 2003, 0.01% 12/1/15, LOC Bank of America NA, VRDN (a)	11,010	11,010
Series 2004, 0.01% 12/1/15, LOC Bank of America NA, VRDN (a)	11,010	11,010
Series 2005, 0.01% 12/1/15, LOC Bank of America NA, VRDN (a)	35,135	35,135
Series 2008, 0.01% 12/1/15, LOC Bank of America NA, VRDN (a)	25,160	25,160
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.05% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	5,000	5,000
Johnson City Health & Edl. Hosp. Rev.:
(Mountain States Health Alliance Proj.):
Series 2011 A, 0.01% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	31,510	31,510
Series 2011 B, 0.01% 12/7/15, LOC PNC Bank NA, VRDN (a)	4,240	4,240
Series 2013 A, 0.01% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,075	4,075
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 0.02% 12/7/15, LOC PNC Bank NA, VRDN (a)(b)	25,000	25,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.04% 12/7/15, VRDN (a)(b)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.04% 12/7/15, LOC Rabobank Nederland, VRDN (a)(b)	29,700	29,700
Memphis Health, Edl. & Hsg. Facilities Board:
(Ashland Lakes Apts. Proj.) Series A, 0.03% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	10,000	10,000
(Watergrove Apts. Proj.) Series 2004, 0.01% 12/7/15, LOC Freddie Mac, VRDN (a)	18,170	18,170
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.:
(Tennessee County Ln. Pool Prog.):
Series 1999, 0.03% 12/7/15, LOC Bank of America NA, VRDN (a)	13,845	13,845
Series 2002, 0.01% 12/1/15, LOC Bank of America NA, VRDN (a)	4,290	4,290
Series 2004, 0.01% 12/1/15, LOC Bank of America NA, VRDN (a)	21,810	21,810
Series 2006, 0.01% 12/1/15, LOC Bank of America NA, VRDN (a)	9,750	9,750
Series 2008, 0.01% 12/1/15, LOC Bank of America NA, VRDN (a)	18,665	18,665
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	67,475	67,475
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B1, 0.19%, tender 6/27/16 (a)	14,675	14,675
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
		405,870
Texas - 6.2%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.02% 12/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	49,700	49,700
Series 2005 2, 0.02% 12/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	49,650	49,650
Series 2005 3, 0.02% 12/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	28,000	28,000
Austin Wtr. & Wastewtr. Sys. Rev.:
Participating VRDN Series ROC II R 11992, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	3,795	3,795
Series 2008, 0.01% 12/7/15, LOC Citibank NA, VRDN (a)	15,625	15,625
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.03% 12/7/15 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	5,540	5,540
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.01% 12/1/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,800	3,800
Series 2002 A, 0.01% 12/1/15, LOC Bank of America NA, VRDN (a)(b)	2,100	2,100
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.04% 12/7/15, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	6,250	6,250
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 0.02% 12/7/15, LOC Citibank NA, VRDN (a)(b)	13,775	13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 0.02% 12/7/15, LOC Citibank NA, VRDN (a)(b)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.04% 12/7/15, LOC Bank of America NA, VRDN (a)(b)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.02% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500	12,500
Series 2001, 0.02% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	21,250	21,250
Calhoun Port Auth. Envir. Facilities Rev.:
(Formosa Plastics Corp. Proj.) Series 2012, 0.02% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	30,700	30,700
(Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.04% 12/7/15, LOC PNC Bank NA, VRDN (a)(b)	47,300	47,300
Series 2008, 0.04% 12/7/15, LOC Bank of America NA, VRDN (a)(b)	40,000	40,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.04% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	5,390	5,390
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.04% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	6,980	6,980
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev.:
(Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 B, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	9,900	9,900
(Dallas Ctr. For The Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	37,300	37,300
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	6,310	6,310
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.15% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	8,260	8,260
Gulf Coast Indl. Dev. Auth. TX Rev. (ExxonMobil Proj.) Series 2012, 0.01% 12/1/15, VRDN (a)	64,295	64,295
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Exxon Mobil Corp. Proj.) Series 2003, 0.01% 12/1/15, VRDN (a)(b)	2,450	2,450
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.02% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	14,100	14,100
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Mermann Health Sys. Proj.) Series 2013 C, 0.01% 12/7/15, VRDN (a)	31,100	31,100
(YMCA of the Greater Houston Area Proj.):
Series 2013 B, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	27,100	27,100
Series 2013 D, 0.01% 12/7/15, VRDN (a)	8,500	8,500
Participating VRDN Series Putters 15 3, 0.02% 12/1/15 (Liquidity Facility JPMorgan Securities LLC) (a)(c)	25,465	25,465
Series 2014 C, 0.01% 12/7/15, VRDN (a)	10,000	10,000
Series 2014 D, 0.01% 12/7/15, VRDN (a)	16,300	16,300
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	2,205	2,205
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	6,465	6,465
(Louetta Village Apts. Proj.) Series 2005, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	6,280	6,280
(Primrose Aldine Bender Apt. Proj.) Series 2004, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	7,310	7,310
(Primrose at Bammel Apts. Proj.) Series 2005, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	7,780	7,780
(Quail Chase Apts. Proj.) Series 1999, 0.03% 12/7/15, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	11,110	11,110
(Wellington Park Apts. Proj.) Series 2004, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	11,550	11,550
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Exxon Proj.) 0.01% 12/1/15, VRDN (a)(b)	16,800	16,800
Houston Arpt. Sys. Rev. Series 2010, 0.02% 12/7/15, LOC Barclays Bank PLC, VRDN (a)	69,815	69,815
Houston Gen. Oblig. Participating VRDN Series Putters 4338, 0.05% 12/7/15 (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	6,325	6,325
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) Series 2005, 0.03% 12/7/15, LOC Citibank NA, VRDN (a)(b)	8,720	8,720
(Little Nell Apts. Proj.) Series 2003, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	11,800	11,800
(Mayfair Park Apts. Proj.) Series 2004, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	5,500	5,500
Houston Util. Sys. Rev.:
Participating VRDN Series Putters 4719, 0.01% 12/7/15 (Liquidity Facility Bank of America NA) (a)(c)	14,400	14,400
Series 2004 B3, 0.01% 12/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	10,600	10,600
Series 2004 B4, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	41,700	41,700
Series 2004 B6, 0.01% 12/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	5,000	5,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.36% 12/7/15, VRDN (a)(b)	12,600	12,600
Judson Independent School District Participating VRDN Series MS 06 1859, 0.01% 12/7/15 (Liquidity Facility Wells Fargo & Co.) (a)(c)	7,890	7,890
Klein Independent School District Participating VRDN Series ROCS II R 11942, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	5,145	5,145
Leander Independent School District Participating VRDN Series BC 10 28W, 0.03% 12/7/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,250	9,250
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.) Series 2001 A, 0.01% 12/1/15 (Exxon Mobil Corp. Guaranteed), VRDN (a)	14,700	14,700
(Onyx Envir. Svcs. Proj.) Series 2003, 0.1% 12/7/15, LOC Bank of America NA, VRDN (a)(b)	11,950	11,950
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.04% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	7,470	7,470
North East Texas Independent School District Participating VRDN Series EGL 14 0018, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	22,305	22,305
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.18% 12/1/15, VRDN (a)	3,200	3,200
Series 2004, 0.22% 12/7/15, VRDN (a)(b)	99,850	99,850
Series 2009 A, 0.18% 12/1/15, VRDN (a)	1,300	1,300
Series 2009 B, 0.18% 12/1/15, VRDN (a)	25,390	25,390
Series 2009 C, 0.18% 12/1/15, VRDN (a)	5,800	5,800
Series 2010 D, 0.18% 12/1/15, VRDN (a)	5,800	5,800
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2000, 0.02% 12/7/15, VRDN (a)(b)	24,000	24,000
Series 2001, 0.02% 12/7/15, VRDN (a)(b)	25,000	25,000
Series 2010 A, 0.02% 12/7/15 (Total SA Guaranteed), VRDN (a)	1,000	1,000
Series 2012, 0.02% 12/7/15 (Total SA Guaranteed), VRDN (a)	15,000	15,000
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.02% 12/7/15 (Total SA Guaranteed), VRDN (a)	34,200	34,200
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.02% 12/7/15, LOC BNP Paribas SA, VRDN (a)(b)	50,000	50,000
0.02% 12/7/15, LOC MUFG Union Bank NA, VRDN (a)(b)	50,000	50,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series Putters 3344, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,700	1,700
Series Putters 3560, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,015	9,015
Series Putters 3688Z, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,570	4,570
Series Putters 4356, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	17,750	17,750
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.01% 12/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	7,465	7,465
Southeast Texas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Oaks of Hitchcock Apt. Proj.) Series 2000 A, 0.03% 12/7/15, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	5,150	5,150
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.):
Series 2011 D, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	12,870	12,870
Series 2011 E, 0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	18,365	18,365
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	57,615	57,615
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, 0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	22,430	22,430
Participating VRDN Series Putters 4363, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,625	11,625
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, 0.01% 12/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	8,290	8,290
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,750	6,750
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.09% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	1,885	1,885
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.03% 12/7/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,580	1,580
Texas City Indl. Dev. Corp. (Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.03% 12/7/15, LOC Bank of America NA, VRDN (a)	11,180	11,180
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series 2004, 0.04% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	11,400	11,400
(Chisholm Trail Proj.) Series 2004, 0.04% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	5,100	5,100
(Pinnacle Apts. Proj.) Series 2004, 0.04% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	13,265	13,265
(Residences at Sunset Pointe Proj.) Series 2006, 0.07% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.04% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	5,880	5,880
(Windshire Apts. Proj.) Series 2007, 0.04% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	13,300	13,300
Series 2003, 0.01% 12/7/15, LOC Freddie Mac, VRDN (a)	11,200	11,200
Series 2004, 0.04% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	11,000	11,000
Texas Gen. Oblig.:
Participating VRDN:
Series 15 XF0075, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,915	11,915
Series DB 448, 0.07% 12/7/15 (Liquidity Facility Deutsche Bank AG) (a)(b)(c)	5,565	5,565
Series MS 3404, 0.02% 12/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	11,550	11,550
Series Putters 3478, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995	4,995
Series Putters 3480, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,495	7,495
Series 2015 B, 0.01% 12/7/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	36,300	36,300
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	9,085	9,085
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series 15 XF0067, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,180	2,180
Series 2008 B2, 0.01% 12/7/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	25,800	25,800
Univ. of Texas Permanent Univ. Fund Rev. Series 2008 A, 0.01% 12/7/15, VRDN (a)	16,300	16,300
		1,715,715
Utah - 0.2%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	8,865	8,865
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.02% 12/7/15, LOC Canadian Imperial Bank of Commerce, VRDN (a)	12,170	12,170
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 A, 0.01% 12/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	11,000	11,000
Utah County Hosp. Rev. Participating VRDN Series 15 ZF0221, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,665	11,665
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	8,485	8,485
		52,185
Virginia - 0.8%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	21,720	21,720
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.03% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	4,000	4,000
Cap. Beltway Fdg. Corp. Toll Rev. (I-495 HOT Lanes Proj.) Series 2008 C, 0.01% 12/7/15, LOC Nat'l. Australia Bank Ltd., VRDN (a)	15,000	15,000
Fairfax County Indl. Dev. Auth. Participating VRDN Series MS 3309, 0.01% 12/7/15 (Liquidity Facility Cr. Suisse AG) (a)(c)	2,300	2,300
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (U.S.A. Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.05% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,000	10,000
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.01% 12/7/15, LOC Bank of New York, New York, VRDN (a)	1,835	1,835
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.):
Series 2003 A, 0.01% 12/7/15, VRDN (a)	16,430	16,430
Series 2003 C, 0.01% 12/7/15, VRDN (a)	23,100	23,100
Series 2003 D, 0.01% 12/7/15, VRDN (a)	14,840	14,840
Series 2003 E, 0.01% 12/7/15, VRDN (a)	32,950	32,950
Series 2003 F, 0.01% 12/7/15, VRDN (a)	27,900	27,900
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.08% 12/7/15, LOC Bank of America NA, VRDN (a)	3,445	3,445
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.05% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,700	2,700
Series 2001, 0.05% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,750	2,750
Series 2006, 0.05% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,650	3,650
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.02% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	10,000	10,000
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 14 0048, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	24,390	24,390
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series RBC O 67, 0.01% 12/7/15 (Liquidity Facility Royal Bank of Canada) (a)(c)	6,770	6,770
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series Putters 3036, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,370	3,370
Series ROC II R 11923, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	3,660	3,660
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN Series Putters 3791Z, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,015	1,015
		231,825
Washington - 3.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series 5002, 0.02% 12/1/15 (Liquidity Facility JPMorgan Securities LLC) (a)(c)	13,793	13,793
Chelan County Pub. Util. District #1 Rev. Series 2008 B, 0.01% 12/7/15 (Liquidity Facility MUFG Union Bank NA), VRDN (a)	12,000	12,000
King County Gen. Oblig. Participating VRDN Series BC 10 66W, 0.03% 12/7/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,500	2,499
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.04% 12/7/15, LOC Bank of America NA, VRDN (a)(b)	16,540	16,540
King County Swr. Rev.:
Participating VRDN:
Series EGL 14 0047, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	21,775	21,775
Series Putters 15 XM0012, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,950	6,950
Series ROC II R 11962, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	2,200	2,200
Series 2001 A, 0.01% 12/7/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	7,500	7,500
Series 2001 B, 0.01% 12/7/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	7,000	7,000
Pierce County School District #10 Tacoma Participating VRDN Series 15 XF2166, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	2,700	2,700
Port of Seattle Rev.:
Series 1997, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)(b)	72,055	72,055
Series 2008, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	123,620	123,620
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.03% 12/7/15, LOC Bank of America NA, VRDN (a)	25,000	25,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.03% 12/7/15 (Liquidity Facility Wells Fargo & Co.) (a)(c)	2,530	2,530
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.03% 12/7/15, LOC Bank of America NA, VRDN (a)	7,535	7,535
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series D, 0.02% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	20,000	20,000
Series E, 0.02% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	17,300	17,300
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.01% 12/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	9,230	9,230
Series GS 06 7T, 0.01% 12/7/15 (Liquidity Facility Wells Fargo & Co.) (a)(c)	16,395	16,395
Series MS 33 864X, 0.02% 12/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,500	2,500
Series Putters 3385, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,295	12,295
Series Putters 3388, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series Putters 3501Z, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,660	11,660
Series Putters 3539, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,000	10,000
Series Putters 3854, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,500	3,500
Series putters 4033, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,100	5,100
Series ROC 14090, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	4,700	4,700
Series ROC II R 14074, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	8,000	8,000
Series WF 11-16C, 0.03% 12/7/15 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	20,100	20,100
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0083, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,375	9,375
Series 15 XF0132, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,065	7,065
Series 15 XF0148, 0.01% 12/7/15 (Liquidity Facility Bank of America NA) (a)(c)	7,485	7,485
Series 2015 XF0150, 0.05% 12/7/15 (Liquidity Facility Bank of America NA) (a)(c)	4,355	4,355
Series Solar 07 66, 0.01% 12/7/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	19,570	19,570
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) Series 1999, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	17,970	17,970
(Ballard Landmark Inn Proj.) Series 2015 A, 0.03% 12/7/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	26,890	26,890
(Crestview Apts. Proj.) Series 2004, 0.04% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
(Discovery Heights Apt. Proj.) Series 2010, 0.01% 12/7/15, LOC Freddie Mac, VRDN (a)	11,665	11,665
(Echo Lake Sr. Apts. Proj.) Series 2006, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.03% 12/7/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	19,250	19,250
(Gardens Univ. Village Apt. Proj.) Series A, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	48,540	48,540
(Highland Park Apts. Proj.) Series A, 0.04% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	9,040	9,040
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.02% 12/7/15, LOC Freddie Mac, VRDN (a)	7,375	7,375
(Merrill Gardens at Renton Centre Proj.) Series A, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	20,790	20,790
(Pinehurst Apts. Proj.) Series A, 0.04% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	12,000	12,000
(Reserve at Renton Apts. Proj.) Series 2014, 0.02% 12/7/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	4,000	4,000
(Reserve at SeaTac Apts. Proj.) Series 2015, 0.02% 12/7/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	7,500	7,500
(Silver Creek Apts. Proj.) Series A, 0.04% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	12,250	12,250
(The Cambridge Apts. Proj.) Series 2009, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)	11,450	11,450
(The Lodge at Eagle Ridge Proj.) Series A, 0.04% 12/7/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	9,485	9,485
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.04% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	7,535	7,535
(Urban Ctr. Apts. Proj.) Series 2012, 0.01% 12/7/15, LOC Freddie Mac, VRDN (a)	25,340	25,340
(Vintage Mount Vernon Proj.) Series A, 0.04% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	7,500	7,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)	3,750	3,750
(Willow Tree Grove Apts. Proj.) Series 2011, 0.01% 12/7/15, LOC Freddie Mac, VRDN (a)	4,585	4,585
		831,962
West Virginia - 0.8%
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.02% 12/7/15, LOC Bank of America NA, VRDN (a)(b)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.02% 12/7/15, LOC Deutsche Bank AG, VRDN (a)(b)	5,200	5,200
Series 1990 B, 0.02% 12/7/15, LOC Deutsche Bank AG, VRDN (a)(b)	5,200	5,200
Series 1990 C, 0.02% 12/7/15, LOC Deutsche Bank AG, VRDN (a)(b)	2,700	2,700
Series 1990 D, 0.02% 12/7/15, LOC Deutsche Bank AG, VRDN (a)(b)	2,700	2,700
West Virginia Econ. Dev. Auth. Energy (Morgantown Energy Associates Proj.) Series 2011, 0.02% 12/7/15, LOC MUFG Union Bank NA, VRDN (a)(b)	41,775	41,775
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.):
Series 2008 B, 0.02% 12/7/15, LOC Mizuho Bank Ltd., VRDN (a)(b)	45,775	45,775
Series 2009 A, 0.02% 12/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	25,775	25,775
Series 2009 B, 0.01% 12/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	1,800	1,800
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.01% 12/7/15, LOC Mizuho Bank Ltd., VRDN (a)(b)	59,700	59,700
West Virginia Hosp. Fin. Auth. Rev.:
(Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.01% 12/7/15, LOC Branch Banking & Trust Co., VRDN (a)	6,310	6,310
(Pallottine Health Svcs. Proj.) 0.1% 12/7/15, LOC Fifth Third Bank, Cincinnati, VRDN (a)	175	175
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.02% 12/7/15, LOC Bank of America NA, VRDN (a)(b)	6,580	6,580
		212,110
Wisconsin - 0.4%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	20,700	20,700
Wisconsin Health & Edl. Facilities Participating VRDN Series MS 3337, 0.01% 12/7/15 (Liquidity Facility Cr. Suisse AG) (a)(c)	5,000	5,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 1999 C, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	41,880	41,880
(Indian Cmnty. School of Milwaukee, Inc. Proj.) Series 2007, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	13,700	13,700
(Oakwood Village Proj.) Series 2005, 0.02% 12/7/15, LOC BMO Harris Bank NA, VRDN (a)	19,610	19,610
Participating VRDN Series Floaters 3184, 0.02% 12/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	11,860	11,860
Series 2011 B, 0.02% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	3,500	3,500
0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	8,100	8,100
		124,350
Wyoming - 0.2%
Converse County Envir. Impt. Rev. Series 1995, 0.25% 12/7/15, VRDN (a)(b)	1,200	1,200
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.05% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	5,000	5,000
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.19% 12/7/15, VRDN (a)(b)	19,500	19,500
Lincoln County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1987 C, 0.01% 12/1/15, VRDN (a)(b)	3,790	3,790
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.01% 12/7/15, LOC Bank of Nova Scotia, VRDN (a)	10,630	10,630
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.01% 12/1/15 (Chevron Corp. Guaranteed), VRDN (a)	26,800	26,800
		66,920
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $17,882,533)		17,882,533

Other Municipal Debt - 23.6%
Alabama - 0.1%
Alabama Pub. School & College Auth. Rev. Bonds Series 2007, 5% 12/1/15	12,325	12,325
Alaska - 0.4%
Alaska Gen. Oblig. BAN Series 2015 A, 5% 3/18/16	105,500	106,988
North Slope Borough Gen. Oblig. Bonds Series 2015 A, 2% 6/30/16	8,645	8,734
		115,722
Arizona - 0.3%
Phoenix Civic Impt. Corp.:
Series 2014 A1, 0.03% 12/15/15, LOC Bank of America NA, CP	12,500	12,500
Series 2014 A2, 0.05% 12/15/15, LOC Barclays Bank PLC, CP	18,800	18,800
Series 2014 B1, 0.05% 1/4/16, LOC Bank of America NA, CP (b)	36,000	36,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
0.01% 12/4/15, CP	15,500	15,500
0.02% 12/3/15, CP	10,300	10,300
		93,100
California - 1.7%
California Gen. Oblig. Bonds 6% 4/1/16	4,435	4,520
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.07%, tender 3/1/16 (Liquidity Facility Royal Bank of Canada) (a)	42,100	42,100
Series 2010 B, 0.07%, tender 5/2/16 (Liquidity Facility Royal Bank of Canada) (a)	28,500	28,500
Los Angeles County Gen. Oblig. TRAN 5% 6/30/16	109,865	112,853
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.08% 1/28/16 (Liquidity Facility Wells Fargo Bank NA), CP	8,600	8,600
Los Angeles Gen. Oblig. TRAN 2% 6/30/16	277,000	279,693
		476,266
Colorado - 0.7%
Colorado Gen. Fdg. Rev. TRAN 1.75% 6/28/16	105,000	105,883
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2015 A, 0.19%, tender 6/27/16 (a)	68,860	68,860
Series 2015 B, 0.19%, tender 6/27/16 (a)	8,570	8,570
Series 2015 C, 0.19%, tender 6/27/16 (a)	11,645	11,645
		194,958
Connecticut - 0.5%
Connecticut Gen. Oblig. Bonds:
Series 2011 C, 0.66% 5/15/16 (a)	3,750	3,760
Series 2013 A, 0.13% 7/1/16 (a)	20,900	20,900
Series 2014 C, 4% 6/15/16	25,300	25,802
Series 2015 A, 2% 3/15/16	8,800	8,845
Series 2015 B, 2% 6/15/16	11,900	12,008
Series 2015 D, 0.09% 6/15/16 (a)	11,770	11,770
Series 2015 F, 2% 11/15/16 (d)	32,500	32,989
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Yale Univ. Proj.) Series S2, 0.01% tender 12/8/15, CP mode	2,300	2,300
Danbury Gen. Oblig. BAN Series 2015, 2% 7/21/16	7,000	7,074
Greenwich Gen. Oblig. BAN 1.25% 1/21/16	15,000	15,022
		140,470
District Of Columbia - 0.2%
District of Columbia Rev. Bonds Series 2000, 0.01% tender 12/3/15, LOC JPMorgan Chase Bank, CP mode	5,000	5,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.02% 12/2/15, LOC JPMorgan Chase Bank, CP	5,000	5,000
0.02% 12/2/15, LOC JPMorgan Chase Bank, CP	10,200	10,200
0.04% 1/6/16, LOC JPMorgan Chase Bank, CP	10,200	10,200
0.06% 1/7/16, LOC JPMorgan Chase Bank, CP	20,300	20,300
0.11% 12/8/15, LOC JPMorgan Chase Bank, CP	13,600	13,600
		64,300
Florida - 2.7%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.05% tender 1/15/16, LOC Bank of America NA, CP mode	21,140	21,140
Florida Board of Ed. Bonds Series 2014 B, 5% 1/1/16	37,239	37,391
Florida Board of Ed. Lottery Rev. Bonds Series 2010 E, 5% 7/1/16	1,800	1,847
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2009 A, 5% 6/1/16	4,080	4,177
Series 2009 D, 5.5% 6/1/16	7,910	8,115
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2007 A, 5% 7/1/16	2,445	2,512
Series 2011 B, 5% 7/1/16	6,900	7,089
Series 2012 A, 4% 7/1/16	6,915	7,067
Series 2014 A, 5% 7/1/16	4,865	4,999
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 07 30, 0.12%, tender 12/24/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	22,000	22,000
Florida Gen. Oblig. Bonds Series 2015 A, 4% 7/1/16	7,780	7,949
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.03% 12/1/15, LOC JPMorgan Chase Bank, CP	21,563	21,563
0.04% 1/6/16, LOC JPMorgan Chase Bank, CP	26,905	26,905
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.03% 12/3/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	13,700	13,700
Jacksonville Gen. Oblig. Series 2004 A:
0.04% 1/21/16, LOC Barclays Bank PLC, CP	31,310	31,310
0.05% 12/1/15, LOC Barclays Bank PLC, CP	18,000	18,000
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 25, 5% 10/1/16	1,000	1,038
Miami-Dade County Edl. Facilities Rev. Bonds Series 2008 A, 5.5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	10,900	11,089
Miami-Dade County School District:
Bonds Series 2015, 5% 3/15/16	2,325	2,357
TAN Series 2015, 1% 2/25/16	220,000	220,425
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.19%, tender 6/27/16 (a)	29,700	29,700
Palm Beach County Pub. Impt. Rev. Bonds Series 2012, 5% 6/1/16	7,680	7,864
Palm Beach County School District TAN Series 2015, 1% 2/1/16	82,900	83,028
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 0.21%, tender 6/27/16 (a)	28,200	28,200
Series 2014 A1, 0.21%, tender 6/27/16 (a)	20,300	20,300
RBC Muni. Products, Inc. Trust Bonds:
Series RBC E 62, 0.1%, tender 2/1/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(c)(e)	28,500	28,500
Series RBC E 64, 0.1%, tender 4/1/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(c)(e)	17,800	17,800
Series RBC E 65, 0.1%, tender 4/1/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(c)(e)	10,400	10,400
Series RBC E 66, 0.1%, tender 2/1/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(c)(e)	12,195	12,195
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.21%, tender 6/27/16 (a)	26,415	26,415
		735,075
Georgia - 1.3%
Atlanta Arpt. Rev.:
Series E2, 0.16% 2/3/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	460	460
Series E3, 0.14% 2/3/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,223	2,223
Series E4, 0.16% 2/3/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	3,500	3,500
Fulton County Gen. Oblig. TAN 5% 12/31/15	129,500	130,013
Georgia Gen. Oblig. Bonds:
Series 2006 B, 4.5% 3/1/16 (Pre-Refunded to 3/1/16 @ 100)	3,930	3,973
Series 2012 A, 5% 7/1/16	3,040	3,122
Series 2014 A, 5% 2/1/16	13,990	14,103
Series 2015 A, 5% 2/1/16	19,500	19,657
Series PZ 271, 0.05%, tender 12/23/15 (Liquidity Facility Wells Fargo & Co.) (a)(c)(e)	5,045	5,045
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Proj.) Series 1985 A, 0.04% tender 12/9/15, LOC Barclays Bank PLC, CP mode	18,100	18,100
Series A, 0.03% 12/2/15, LOC Wells Fargo Bank NA, CP	5,430	5,430
Series B:
0.02% 12/22/15, LOC TD Banknorth, NA, CP	17,900	17,900
0.03% 12/4/15, LOC TD Banknorth, NA, CP	40,622	40,622
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A2, 0.07%, tender 4/1/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	106,640	106,640
		370,788
Hawaii - 0.0%
Hawaii Gen. Oblig. Bonds Series 2011 EB, 5% 12/1/15	3,900	3,900
Idaho - 0.0%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.07%, tender 12/1/15 (a)	5,718	5,718
Illinois - 0.7%
Illinois Fin. Auth. Ed. Rev.:
Series L, 0.04% 1/4/16, LOC PNC Bank NA, CP	18,400	18,400
0.04% 12/8/15, LOC PNC Bank NA, CP	25,140	25,140
0.05% 1/15/16, LOC PNC Bank NA, CP	9,800	9,800
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 0.21%, tender 6/27/16 (a)	32,850	32,850
(Advocate Health Care Proj.) Series 2008 C B3, 0.35%, tender 7/21/16 (a)	5,245	5,245
(Hosp. Sister Svcs. Proj.):
Series 2012 H:
0.02% tender 12/7/15, CP mode	17,000	17,000
0.03% tender 12/1/15, CP mode	17,000	17,000
0.05% tender 2/4/16, CP mode	10,785	10,785
Series 2012 I:
0.02% tender 12/7/15, CP mode	26,700	26,700
0.03% tender 12/2/15, CP mode	17,000	17,000
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A:
5% 12/15/15	13,145	13,169
5% 6/15/16	12,405	12,719
		205,808
Indiana - 0.1%
Delaware County Ind. Hosp. Auth. Bonds Series 2006, 5% 8/1/16 (Pre-Refunded to 8/1/16 @ 100)	1,170	1,206
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A1, 0.3%, tender 2/3/16 (a)	14,700	14,703
		15,909
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 12/3/15, CP mode	10,500	10,500
Maryland - 0.9%
Anne Arundel County Gen. Oblig. Bonds:
(Consolidated Golf Course Projs.) Series 2015, 5% 4/1/16	905	919
Series 2012, 5% 4/1/16	6,060	6,156
Series 2013, 5% 4/1/16	6,960	7,070
Series 2014, 5% 4/1/16	5,215	5,297
Series 2015:
5% 4/1/16	1,645	1,671
5% 4/1/16	670	680
5% 4/1/16	2,590	2,631
Baltimore County Gen. Oblig.:
Bonds 5% 2/1/16	2,000	2,016
0.02% 12/2/15 (Liquidity Facility Mizuho Bank Ltd.), CP	21,300	21,300
0.02% 12/3/15 (Liquidity Facility Mizuho Bank Ltd.), CP	33,900	33,900
0.04% 12/8/15 (Liquidity Facility Mizuho Bank Ltd.), CP	43,700	43,700
0.06% 1/15/16 (Liquidity Facility Mizuho Bank Ltd.), CP	33,800	33,800
Howard County Gen. Oblig. Bonds (Consolidated Pub. Impt. Proj.) Series 2015 A, 5% 2/15/16	4,805	4,853
Maryland Gen. Oblig. Bonds:
Series 2003 A, 5.25% 3/1/16	5,335	5,402
Series 2006 A, 5% 3/1/16	7,250	7,338
Series 2007, 5% 3/15/16	1,000	1,014
Series 2008 1, 5% 3/1/16	4,000	4,048
Series 2009 C, 5% 3/1/16	3,000	3,036
Series 2010 B, 5% 8/1/16	3,875	3,996
Series 2013 A, 5% 3/1/16	1,415	1,432
4.15% 3/1/16 (Pre-Refunded to 3/1/16 @ 100)	1,000	1,010
5% 3/15/16	14,450	14,650
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.08%, tender 12/1/15 (a)	20,000	20,000
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. Bonds Series 2013, 4% 4/1/16 (b)	22,230	22,501
		248,420
Massachusetts - 0.8%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.45% tender 12/15/15 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	28,000	28,000
Massachusetts Gen. Oblig. RAN Series 2015 A, 2% 4/27/16	125,300	126,246
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.4% tender 12/9/15, CP mode	25,500	25,500
0.4% tender 12/18/15, CP mode	1,900	1,900
Series 1993 B, 0.48% tender 12/23/15, CP mode	8,600	8,600
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series 2015 A, 5% 1/15/16	20,300	20,420
		210,666
Michigan - 1.1%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, 0.21%, tender 6/27/16 (a)	8,445	8,445
Michigan Bldg. Auth. Rev. Series 7, 0.07% 12/17/15, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	15,180	15,180
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 0.08%, tender 3/1/16 (a)	12,600	12,600
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.19%, tender 6/27/16 (a)	19,655	19,655
0.19%, tender 6/27/16 (a)	19,470	19,470
0.19%, tender 6/27/16 (a)	33,770	33,770
(Trinity Health Sys. Proj.) Series 2008 C:
0.02% tender 12/15/15, CP mode	56,255	56,255
0.03% tender 12/1/15, CP mode	10,100	10,100
0.03% tender 12/1/15, CP mode	54,500	54,500
Univ. of Michigan Rev.:
Bonds:
Series 2009 B:
0.02% tender 12/15/15, CP mode	12,200	12,200
0.02% tender 12/22/15, CP mode	20,900	20,900
0.03% tender 12/3/15, CP mode	8,710	8,710
Series J1:
0.04% 12/1/15, CP	5,745	5,745
0.05% 12/1/15, CP	1,900	1,900
0.05% 12/4/15, CP	16,565	16,565
Series J2, 0.07% 6/13/16, CP	4,100	4,100
		300,095
Minnesota - 0.3%
Minnesota Gen. Oblig. Bonds:
5% 6/1/16	1,085	1,111
5% 8/1/16	6,500	6,705
Minnesota State Gen. Fdg. Rev. Bonds Series 2012 B, 4% 3/1/16	14,825	14,966
Univ. of Minnesota Gen. Oblig. Series 2009 D, 0.04% 1/5/16, CP	7,700	7,700
Univ. of Minnesota Rev. Series 2005 A:
0.02% 12/2/15, CP	17,750	17,750
0.03% 12/3/15, CP	10,800	10,800
0.03% 12/3/15, CP	11,660	11,660
0.04% 1/5/16, CP	18,090	18,090
		88,782
Missouri - 0.1%
Curators of the Univ. of Missouri Series A, 0.02% 12/3/15, CP	13,600	13,600
Missouri Highways & Trans. Commission State Road Rev. Bonds Series 2006 B, 5% 5/1/16 (Pre-Refunded to 5/1/16 @ 100)	3,675	3,747
Saint Louis Gen. Fund Rev. TRAN 2% 6/1/16	13,600	13,712
		31,059
Nebraska - 0.4%
Nebraska Pub. Pwr. District Rev.:
Bonds:
Series 2012 A, 3% 1/1/16	1,250	1,253
Series 2012 C, 5% 1/1/16	5,215	5,236
Series 2013 A, 5% 1/1/16	1,000	1,004
Series 2014, 4% 7/1/16	1,500	1,532
Series A:
0.01% 12/2/15, CP	16,700	16,700
0.02% 12/3/15, CP	5,700	5,700
0.02% 12/7/15, CP	13,700	13,700
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2011 C, 3% 2/1/16	3,780	3,798
Series A:
0.02% 12/7/15, CP	7,500	7,500
0.02% 12/8/15, CP	5,200	5,200
0.02% 12/9/15, CP	13,500	13,500
0.03% 12/16/15, CP	6,000	6,000
0.04% 12/15/15, CP	7,150	7,150
0.07% 2/1/16, CP	10,800	10,800
0.1% 1/5/16, CP	14,000	14,000
		113,073
Nevada - 0.3%
Clark County Fuel Tax Bonds Series 2006 A, 5% 6/1/16	1,885	1,930
Clark County School District Bonds:
Series 2007 A, 4% 6/15/16	3,600	3,672
Series 2012 A, 5% 6/15/16	14,300	14,656
Series 2014 A, 5.5% 6/15/16	8,000	8,221
Series 2015 D, 5% 6/15/16	5,165	5,296
Nevada Unemployment Compensation Fund Spl. Rev. Bonds Series 2013, 4% 12/1/15	1,200	1,200
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A:
0.02% 12/1/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	10,250	10,250
0.15% 12/1/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,750	8,750
Series 2006 B:
0.05% 1/6/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,750	6,750
0.08% 2/8/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	11,600	11,600
		72,325
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A:
0.45% tender 12/15/15, CP mode (b)	24,400	24,400
0.45% tender 12/18/15, CP mode (b)	5,300	5,300
Series 1990 A1:
0.5% tender 12/28/15, CP mode (b)	22,400	22,400
0.5% tender 12/31/15, CP mode (b)	4,700	4,700
Series 1990 B:
0.48% tender 12/17/15, CP mode	16,400	16,400
0.48% tender 12/23/15, CP mode	1,900	1,900
		75,100
New Jersey - 1.7%
Essex County Gen. Oblig. BAN Series 2015, 2% 9/16/16	19,300	19,549
North Brunswick Township Gen. Oblig. BAN Series 2015 A, 2% 7/29/16	3,100	3,133
Parsippany Troy Hills Township Gen. Oblig. BAN Series 2015, 2% 9/23/16	14,751	14,951
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.1%, tender 4/1/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(c)(e)	372,700	372,698
Union County Gen. Oblig. BAN 2% 6/24/16	53,100	53,594
		463,925
New York - 0.4%
JPMorgan Chase Bonds Series Putters 4410, 0.1%, tender 1/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(e)	23,855	23,855
New York City Gen. Oblig. Bonds:
Series 1996 J2, 5% 2/15/16	8,250	8,334
Series 2007 C, 5% 1/1/16	8,195	8,229
Series 2011 B, 5% 8/1/16	3,295	3,399
Series 2012, 5% 8/1/16	5,000	5,157
Series 2013 E, 5% 8/1/16	1,500	1,547
Series 2015 1, 2% 8/1/16	14,965	15,126
Series 2015 D, 2% 8/1/16	4,030	4,073
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2015 A, 4% 8/1/16	6,000	6,150
Series 2015 B, 4% 8/1/16	7,800	7,994
New York Pwr. Auth. Series 2, 0.05% 1/7/16, CP	5,000	5,000
New York Thruway Auth. Personal Income Tax Rev. Bonds Series 2011 E, 5% 3/15/16	2,850	2,890
Three Village Central School District BAN Series 2015, 2% 8/26/16	15,900	16,098
Tobacco Settlement Fing. Corp. Bonds Series 2011, 5% 6/1/16	5,000	5,118
		112,970
North Carolina - 0.1%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds Series 2005 A, 5% 1/1/16 (Escrowed to Maturity)	1,000	1,004
North Carolina Gen. Oblig. Bonds Series 2009 A, 5% 3/1/16	6,320	6,395
North Carolina Ltd. Oblig. Bonds Series 2014 C, 5% 5/1/16	10,080	10,279
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds:
Series 2012 A:
3% 1/1/16 (Escrowed to Maturity)	280	281
3% 1/1/16 (Escrowed to Maturity)	1,220	1,223
5% 1/1/16 (Escrowed to Maturity)	1,010	1,014
Series 2015 A:
5% 1/1/16 (Escrowed to Maturity)	2,995	3,007
5.25% 1/1/16 (Escrowed to Maturity)	445	447
Series 2015:
5% 1/1/16	1,525	1,531
5.25% 1/1/16	1,585	1,591
Series A, 5.25% 1/1/16 (Escrowed to Maturity)	1,880	1,888
Wake County Gen. Oblig. Bonds:
Series 2005, 5% 2/1/16	2,665	2,687
Series 2007, 5% 3/1/16	5,750	5,820
Series 2009 C, 5% 3/1/16	1,505	1,523
Series 2009 D, 4% 2/1/16	655	659
		39,350
Ohio - 0.4%
Franklin County Hosp. Rev. Bonds Series 2011 D, 4%, tender 8/1/16 (a)	300	307
Franklin County Rev. Bonds Series 2013 OH, 0.07%, tender 3/1/16 (a)	5,850	5,850
Hamilton Ohio Elec. Rev. BAN Series 2015, 0.43% 9/27/16 (Ohio Gen. Oblig. Guaranteed)	9,500	9,500
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.14% tender 12/3/15, CP mode	21,200	21,200
0.16% tender 2/3/16, CP mode	15,700	15,700
0.17% tender 1/6/16, CP mode	23,350	23,350
Series 2008 B6, 0.14% tender 3/1/16, CP mode	22,400	22,400
		98,307
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.05% 1/5/16, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
0.08% 12/1/15, LOC State Street Bank & Trust Co., Boston, CP	6,800	6,800
0.08% 2/4/16, LOC State Street Bank & Trust Co., Boston, CP	8,200	8,200
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, 0.19%, tender 6/27/16 (a)	12,185	12,185
		31,185
Oregon - 0.2%
Oregon Gen. Oblig. Bonds:
(ODOT Proj.) Series 2012 I, 5% 5/1/16	2,205	2,249
Series 2011 L, 5% 5/1/16	1,950	1,989
Series WF11 57 C, 0.14%, tender 2/11/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(e)	10,795	10,795
Portland Swr. Sys. Rev. Bonds:
Series 2015 A, 5% 6/1/16	30,100	30,814
Series 2015 B, 5% 6/1/16	3,745	3,834
		49,681
Pennsylvania - 0.1%
Pennsylvania Gen. Oblig. Bonds:
Series 2006, 5% 3/1/16	3,795	3,840
Series 2013 1, 5% 4/1/16	3,000	3,048
Philadelphia Gen. Oblig. TRAN Series 2015 A, 2% 6/30/16	19,100	19,290
		26,178
South Carolina - 1.0%
Anderson County School District #5 Gen. Oblig. BAN 1.5% 4/15/16	18,300	18,388
Greenville County School District Bonds 2% 6/1/16	61,760	62,312
Lancaster County School District Bonds Series 2015, 5% 3/1/16	8,400	8,501
Richland County Gen. Oblig.:
BAN Series 2015, 2% 10/28/16	36,200	36,733
Bonds:
Series 2014 B, 4% 3/1/16	2,665	2,690
Series 2015 A, 5% 3/1/16	3,800	3,846
Scago Edl. Facilities Corp. for Pickens School District Bonds (School District of Pickens County Proj.) Series 2015, 5% 12/1/15	2,500	2,500
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds:
Series 2015 A, 1.5% 3/1/16	29,660	29,756
Series 2015 D, 2% 3/1/16	104,400	104,895
South Carolina Gen. Oblig. Bonds:
Series 2011 A, 5% 3/1/16	11,000	11,131
Series 2015 A:
5% 4/1/16	2,140	2,173
5% 4/1/16	1,560	1,584
		284,509
Tennessee - 0.1%
Memphis Elec. Sys. Rev. Bonds Series 2010, 5% 12/1/15	25,000	25,000
Tennessee Gen. Oblig. Bonds Series 2010 A, 4% 5/1/16	8,055	8,179
		33,179
Texas - 4.0%
Joya Independent School District Bonds Series 2015, 2% 2/15/16 (Permanent School Fund of Texas Guaranteed)	4,225	4,241
Porte Independent School District Bonds Series 2015, 3% 2/15/16 (Permanent School Fund of Texas Guaranteed)	6,390	6,427
Austin Elec. Util. Sys. Rev. Series A:
0.01% 12/3/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	7,195	7,195
0.02% 12/3/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	36,200	36,200
0.04% 12/15/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,130	6,130
0.04% 1/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,150	6,150
0.07% 2/1/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	9,655	9,655
Calhoun County Independent School District Bonds Series 2014, 3% 2/15/16 (Permanent School Fund of Texas Guaranteed)	5,815	5,849
Dallas Area Rapid Transit Sales Tax Rev. Bonds Series 2009 A, 5% 12/1/15	1,785	1,785
Garland Series 15, 0.05% 12/2/15, LOC Citibank NA, CP	5,000	5,000
Garland Wtr. & Swr. Rev. 0.07% 1/6/16, LOC Sumitomo Mitsui Banking Corp., CP	10,000	10,000
Grand Prairie Independent School District Bonds 0% 2/15/16 (Permanent School Fund of Texas Guaranteed)	3,775	3,773
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds (Texas Children's Hosp. Proj.) Series 2015 2, 0.21%, tender 6/27/16 (a)	33,900	33,900
Harris County Gen. Oblig.:
Series A1, 0.01% 12/3/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	6,735	6,735
Series D, 0.01% 12/3/15 (Liquidity Facility JPMorgan Chase Bank), CP	13,293	13,293
Harris County Metropolitan Trans. Auth.:
Series A1:
0.15% 12/10/15 (Liquidity Facility JPMorgan Chase Bank), CP	25,950	25,950
0.16% 12/15/15 (Liquidity Facility JPMorgan Chase Bank), CP	20,800	20,800
0.17% 1/15/16 (Liquidity Facility JPMorgan Chase Bank), CP	20,000	20,000
Series A3:
0.15% 12/10/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,500	4,500
0.16% 12/15/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	7,000	7,000
Houston Arpt. Sys. Rev. Series A:
0.05% 12/17/15, LOC Royal Bank of Canada, CP (b)	10,000	10,000
0.12% 12/9/15, LOC Royal Bank of Canada, CP (b)	19,500	19,500
0.12% 2/11/16, LOC Royal Bank of Canada, CP (b)	15,000	15,000
Houston Gen. Oblig.:
Bonds Series 2011 A, 5% 3/1/16	5,000	5,060
Series E1:
0.05% 12/3/15, LOC Citibank NA, CP	10,000	10,000
0.08% 2/4/16, LOC Citibank NA, CP	4,000	4,000
Houston Independent School District Bonds:
Series 2005 A, 0% 2/15/16 (Permanent School Fund of Texas Guaranteed)	5,500	5,498
Series 2014 B, 5% 2/15/16 (Permanent School Fund of Texas Guaranteed)	3,915	3,954
Houston Util. Sys. Rev.:
Series B3:
0.04% 1/4/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	17,000	17,000
0.05% 12/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,000	5,000
0.06% 1/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	13,600	13,600
Series B4:
0.05% 12/3/15, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
0.05% 12/7/15, LOC State Street Bank & Trust Co., Boston, CP	10,000	10,000
0.06% 12/10/15, LOC State Street Bank & Trust Co., Boston, CP	6,800	6,800
Karnes City Independent School District Bonds Series 2015, 3% 8/15/16 (Permanent School Fund of Texas Guaranteed)	5,545	5,650
Lower Colorado River Auth. Rev.:
Bonds:
(LCRA Transmission Svcs. Corp. Proj.) Series 2015, 4% 5/15/16	5,025	5,107
Series 2013, 5% 5/15/16	2,500	2,554
Series 2015 D, 3% 5/15/16	17,000	17,202
5% 5/15/16	13,930	14,226
Series A:
0.02% 12/9/15, LOC JPMorgan Chase Bank, CP	27,100	27,100
0.02% 12/16/15, LOC JPMorgan Chase Bank, CP	23,800	23,800
0.02% 12/17/15, LOC JPMorgan Chase Bank, CP	4,835	4,835
0.02% 12/17/15, LOC JPMorgan Chase Bank, CP	3,921	3,921
0.05% 12/3/15, LOC JPMorgan Chase Bank, CP	24,900	24,900
Series B, 0.02% 12/9/15, LOC State Street Bank & Trust Co., Boston, CP	9,173	9,173
0.02% 12/9/15, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,980	8,980
0.04% 12/3/15, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,602	9,602
0.05% 1/8/16, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	12,500	12,500
McKinney Independent School District Bonds Series 2015 A, 1.5% 2/15/16 (Permanent School Fund of Texas Guaranteed)	7,780	7,801
Mesquite Independent School District Bonds Series 2014 B, 5% 8/15/16 (Permanent School Fund of Texas Guaranteed)	6,000	6,198
Richardson Independent School District Bonds:
Series 2015 A, 1% 2/15/16 (Permanent School Fund of Texas Guaranteed)	3,025	3,030
Series 2015, 1% 2/15/16 (Permanent School Fund of Texas Guaranteed)	7,470	7,482
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2008 A, 5.5% 2/1/16	1,780	1,796
Series 2009 A, 5% 2/1/16	1,000	1,008
San Antonio Gen. Oblig. Bonds:
Series 2014:
4% 2/1/16	8,670	8,727
5% 2/1/16	6,315	6,366
Series 2015, 5% 2/1/16	13,700	13,811
San Antonio Independent School District Bonds Series 2015, 1.25% 2/15/16 (Permanent School Fund of Texas Guaranteed)	8,615	8,633
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.21%, tender 6/27/16 (a)	31,700	31,700
Series 2013 B, 0.21%, tender 6/27/16 (a)	21,100	21,100
Texas A&M Univ. Rev. Series 1993 B, 0.02% 12/1/15, CP	22,105	22,105
Texas Gen. Oblig. Bonds:
Series 2006:
5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	2,800	2,845
5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	5,000	5,076
Series 2010 B, 5% 4/1/16	1,700	1,727
Series 2012 A, 5% 8/1/16	1,050	1,082
Texas Muni. Pwr. Agcy. Rev. Series 2005:
0.04% 12/4/15, LOC Barclays Bank PLC, CP	24,700	24,700
0.05% 12/7/15, LOC Barclays Bank PLC, CP	36,150	36,150
Texas Pub. Fin. Auth. Rev. Bonds:
Series 2014 A, 5% 7/1/16	7,400	7,602
Series 2015 A, 1% 2/1/16	6,815	6,824
Series 2015 C, 1% 2/1/16	4,470	4,476
Texas Trans. Commission State Hwy. Fund Rev. Bonds:
Series 2006 A:
4.5% 4/1/16	2,465	2,500
5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	2,500	2,540
5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	5,000	5,081
5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	1,000	1,016
Series 2006, 5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	1,225	1,245
Series 2007, 5% 4/1/16	2,785	2,828
Travis County Gen. Oblig. Bonds Series 2006:
4.25% 3/1/16 (Pre-Refunded to 3/1/16 @ 100)	2,370	2,393
4.5% 3/1/16 (Pre-Refunded to 3/1/16 @ 100)	3,020	3,052
Univ. of Texas Board of Regents Sys. Rev. Series A:
0.02% 12/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
0.02% 12/10/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	8,400	8,400
0.02% 12/16/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,900	16,900
0.03% 12/9/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,000	17,000
0.03% 12/15/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	15,768	15,768
0.04% 12/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,799	4,799
0.04% 12/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,000	2,000
0.04% 12/7/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,000	17,000
0.04% 12/8/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,000	17,000
0.04% 1/5/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,800	7,800
0.04% 1/8/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,454	13,454
0.04% 1/12/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,200	13,200
0.05% 12/1/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	25,000	25,000
0.05% 12/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,500	11,500
0.05% 12/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,000	17,000
0.05% 12/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,800	1,800
0.05% 12/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,600	13,600
0.05% 1/4/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,700	13,700
0.05% 1/6/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,900	14,900
0.05% 1/19/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	8,400	8,400
0.06% 1/7/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,600	13,600
0.08% 2/1/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,000	17,000
0.12% 12/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,200	16,200
Univ. of Texas Permanent Univ. Fund Rev. Bonds Series 2015 B, 2% 7/1/16	8,745	8,831
Upper Trinity Reg'l. Wtr. District 0.03% 12/3/15, LOC Bank of America NA, CP	16,250	16,250
		1,101,541
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2013 A, 5% 7/1/16	5,750	5,905
Series 2013 B, 0.09% 1/14/16 (Liquidity Facility JPMorgan Chase Bank), CP	11,940	11,940
Utah Gen. Oblig. Bonds Series 2010 A, 5% 7/1/16	5,275	5,420
		23,265
Vermont - 0.0%
Vermont Econ. Dev. Auth. Rev. 0.05% 1/8/16, LOC JPMorgan Chase Bank, CP	9,900	9,900
Virginia - 0.7%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.19%, tender 6/27/16 (a)	44,820	44,820
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.45% tender 12/17/15, CP mode (b)	19,600	19,600
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 B, 0.21%, tender 6/27/16 (a)	24,750	24,750
Series 2010 C, 0.21%, tender 6/27/16 (a)	13,643	13,643
Series 2012 A, 0.21%, tender 6/27/16 (a)	38,375	38,375
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.01% 12/3/15, CP	23,800	23,800
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.4% tender 12/17/15, CP mode	4,600	4,600
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(21st Century College and Equip. Progs.) Series 2015 D, 5% 2/1/16	8,325	8,393
21st Century College and Equip. Progs.) Series 2011 A, 5% 2/1/16	3,775	3,806
Series 2012 A, 5% 2/1/16	5,955	6,003
Series 2013 A, 5% 2/1/16	4,005	4,038
Series 2014 A, 5% 2/1/16	500	504
Virginia Commonwealth Trans. Board Rev. Bonds (U.S. Route 58 Corridor Dev. Prog.) Series 2014 B, 5% 5/15/16	5,000	5,107
		197,439
Washington - 0.7%
Energy Northwest Elec. Rev. Bonds:
Series 2006 A, 5% 7/1/16 (Pre-Refunded to 7/1/16 @ 100)	4,450	4,568
Series 2007 A, 5% 7/1/16	1,500	1,541
Series 2008 A, 5.25% 7/1/16	5,535	5,694
Series 2014 A, 3% 7/1/16	6,545	6,646
King & Snohomish Counties School District #417 Northshore Bonds 1.5% 6/1/16 (Washington Gen. Oblig. Guaranteed)	5,125	5,158
King County #405 Bellevue School District Bonds:
Series 2014, 5% 12/1/15 (Washington Gen. Oblig. Guaranteed)	4,613	4,613
Series 2015, 5% 12/1/16 (Washington Gen. Oblig. Guaranteed) (d)	8,900	9,296
King County School District #403 Bonds Series 2015, 5% 12/1/16 (Washington Gen. Oblig. Guaranteed) (d)	6,255	6,542
King County Swr. Rev. Bonds:
Series 2011 B, 5% 1/1/16	4,000	4,017
Series 2015 A:
2%, tender 11/16/16 (a)	40,000	40,600
2%, tender 11/16/16 (a)	24,900	25,274
Series 2015 B, 5% 7/1/16	3,965	4,075
Port of Seattle Rev. Series B1, 0.03% 12/10/15, LOC Bank of America NA, CP (b)	21,655	21,655
Seattle Gen. Oblig. Bonds:
Series 2010 B, 5% 8/1/16	2,000	2,063
Series 2015 A, 5% 6/1/16	6,095	6,238
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2010 B, 5% 2/1/16	3,065	3,089
Seattle Wtr. Sys. Rev. Bonds Series 2015, 2% 5/1/16	12,880	12,972
Univ. of Washington Univ. Revs. 0.04% 1/7/16, CP	12,500	12,500
Washington Gen. Oblig.:
Bonds:
Series 2009 A, 5% 7/1/16	1,000	1,028
Series 2014 B, 5% 8/1/16	1,200	1,237
Series R 2016 A:
5% 1/1/16	430	432
5% 7/1/16	13,200	13,566
5% 1/1/16	3,000	3,012
TAN Series 2016 B, 5% 8/1/16	3,870	3,992
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Bonds Series 1989 B, 7.125% 7/1/16 (Bonneville Pwr. Administration Guaranteed)	4,715	4,902
		204,710
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.45% tender 12/18/15, CP mode (b)	12,600	12,600
Wisconsin - 1.0%
Milwaukee Gen. Oblig. Bonds:
Series 2014 N2, 5% 4/1/16	12,195	12,391
Series 2015 N2, 2% 3/15/16	21,585	21,696
Wisconsin Gen. Oblig.:
Bonds:
Series 2010 C, 5% 5/1/16	2,225	2,268
Series 2011 2, 4% 11/1/16	1,000	1,033
Series 2014 2:
4% 5/1/16	3,500	3,554
5% 5/1/16	4,930	5,029
Series 2014 A, 4% 5/1/16	4,475	4,546
Series 2005 A, 0.07% 2/1/16 (Liquidity Facility Bank of New York, New York), CP	15,441	15,441
Series 2006 A, 0.03% 12/3/15 (Liquidity Facility Bank of New York, New York), CP	27,000	27,000
Series 2013 A:
0.03% 12/3/15 (Liquidity Facility Bank of New York, New York), CP	19,915	19,915
0.14% 3/1/16 (Liquidity Facility Bank of New York, New York), CP	7,235	7,235
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.19%, tender 6/27/16 (a)	36,290	36,290
Series 2014 B1, 0.21%, tender 6/27/16 (a)	23,400	23,400
Series 2014 B2, 0.21%, tender 6/27/16 (a)	19,150	19,150
Wisconsin Trans. Rev.:
Series 1997 A, 0.1% 3/3/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	17,999	17,999
Series 2006 A:
0.01% 12/3/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	5,742	5,742
0.1% 3/3/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,301	1,301
Series 2013 A:
0.1% 2/3/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	11,810	11,810
0.14% 3/1/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	28,665	28,665
0.01% 12/3/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,739	6,739
		271,204
TOTAL OTHER MUNICIPAL DEBT
(Cost $6,544,302)		6,544,302
	Shares	Value (000s)

Investment Company - 10.9%
Fidelity Municipal Cash Central Fund, 0.02% (f)(g)
(Cost $3,035,508)	3,035,508,134	3,035,508
TOTAL INVESTMENT PORTFOLIO - 98.8%
(Cost $27,462,343)		27,462,343
NET OTHER ASSETS (LIABILITIES) - 1.2%		329,264
NET ASSETS - 100%		$27,791,607

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $503,290,000 or 1.8% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 07 30, 0.12%, tender 12/24/15 (Liquidity Facility U.S. Bank NA, Cincinnati)	3/26/15	$22,000
Georgia Gen. Oblig. Bonds Series PZ 271, 0.05%, tender 12/23/15 (Liquidity Facility Wells Fargo & Co.)	8/12/15	$5,045
JPMorgan Chase Bonds Series Putters 4410, 0.1%, tender 1/7/16 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$23,855
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.14%, tender 2/11/16 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$10,795
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.1%, tender 12/3/15 (Liquidity Facility Royal Bank of Canada New York Branch)	7/2/15	$372,700
RBC Muni. Products, Inc. Trust Bonds Series RBC E 62, 0.1%, tender 2/1/16 (Liquidity Facility Royal Bank of Canada New York Branch)	7/30/15	$28,500
RBC Muni. Products, Inc. Trust Bonds Series RBC E 64, 0.1%, tender 4/1/16 (Liquidity Facility Royal Bank of Canada New York Branch)	7/9/15	$17,800
RBC Muni. Products, Inc. Trust Bonds Series RBC E 65, 0.1%, tender 4/1/16 (Liquidity Facility Royal Bank of Canada New York Branch)	7/16/15 - 10/1/15	$10,400
RBC Muni. Products, Inc. Trust Bonds Series RBC E 66, 0.1%, tender 2/1/16 (Liquidity Facility Royal Bank of Canada New York Branch)	8/3/15 - 11/2/15	$12,195

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$167
Total	$167

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At November 30, 2015 the cost for Federal Income Tax Purposes was $27,462,343,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 28, 2016